The Hartford Growth Opportunities Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.5%
	Capital Goods - 5.6%
3,999,203	API Group Corp.*(1)(3)	$46,990,635
486,400	Dover Corp.	55,376,640
773,271	Ingersoll-Rand plc	103,022,895
315,586	L3Harris Technologies, Inc.	69,848,650
		275,238,820
	Commercial & Professional Services - 1.7%
618,914	Copart, Inc.*	62,795,014
63,425	Klarna Holding AB(2)(3)(4)	14,915,934
569,183	Landscape Acquisition Holdings Ltd.*(2)(3)	4,966,122
		82,677,070
	Consumer Durables & Apparel - 2.3%
1,663,646	Peloton Interactive, Inc. Class A*	53,835,585
1,385,975	Under Armour, Inc. Class A*(5)	27,968,975
1,813,774	Under Armour, Inc. Class C*	32,575,381
		114,379,941
	Consumer Services - 6.8%
1,088,227	Aramark	48,034,340
4,858,252	DraftKings, Inc.(2)(3)(4)	16,624,938
592,528	Grand Canyon Education, Inc.*	46,383,092
491,152	Marriott Vacations Worldwide Corp.	59,056,117
885,758	Norwegian Cruise Line Holdings Ltd.*	47,698,068
826,109	Planet Fitness, Inc. Class A*	66,741,346
1,490,135	Target Hospitality Corp.*	8,151,038
173,619	Vail Resorts, Inc.	40,715,392
		333,404,331
	Diversified Financials - 3.8%
960,780	American Express Co.	124,776,498
1,026,580	Blackstone Group, Inc. Class A	62,693,241
		187,469,739
	Food, Beverage & Tobacco - 1.0%
557,261	Lamb Weston Holdings, Inc.	50,883,502
	Health Care Equipment & Services - 8.5%
468,246	ABIOMED, Inc.*	87,229,547
474,909	DexCom, Inc.*	114,334,342
789,010	Haemonetics Corp.*	84,731,784
555,861	Insulet Corp.*	107,859,269
306,905	Novocure Ltd.*	25,000,481
		419,155,423
	Media & Entertainment - 10.7%
920,527	Activision Blizzard, Inc.	53,832,419
413,915	Netflix, Inc.*	142,837,927
2,771,749	Pinterest, Inc. Class A*	61,061,630
375,784	Roku, Inc.*	45,451,075
901,255	Spotify Technology S.A.*	127,347,332
706,739	Walt Disney Co.	97,749,071
		528,279,454
	Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
231,011	Ascendis Pharma A/S ADR*	31,209,586
1,286,946	AstraZeneca plc ADR	62,674,270
108,198	Biogen, Inc.*	29,089,032
2,596,301	Elanco Animal Health, Inc.*	80,225,701
621,681	Exact Sciences Corp.*	57,990,404
321,577	Galapagos N.V.*	71,872,134
39,193	Galapagos N.V. ADR*(5)	8,735,336
462,104	Ionis Pharmaceuticals, Inc.*	26,949,905
123,884	Reata Pharmaceuticals, Inc. Class A*	27,104,580
232,548	Sage Therapeutics, Inc.*	15,413,282

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

432,994	Thermo Fisher Scientific, Inc.	$135,609,391
		546,873,621
	Real Estate - 0.0%
29,564	We Co. Class A(2)(3)(4)	371,513
	Retailing - 13.2%
202,335	Amazon.com, Inc.*	406,434,361
221,515	Burlington Stores, Inc.*	48,172,867
1,339,947	Floor & Decor Holdings, Inc. Class A*	66,072,787
123,196	JAND, Inc. Class A(2)(3)(4)	1,999,471
633,560	Lowe's Cos., Inc.	73,645,014
171,581	Tory Burch LLC*(2)(3)(4)	11,135,605
479,996	Wayfair, Inc. Class A*(5)	44,975,625
		652,435,730
	Semiconductors & Semiconductor Equipment - 5.5%
3,321,482	Advanced Micro Devices, Inc.*	156,109,654
2,771,648	Marvell Technology Group Ltd.	66,630,418
873,252	Micron Technology, Inc.*	46,360,949
		269,101,021
	Software & Services - 20.5%
584,392	2U, Inc.*(5)	11,576,805
324,712	Alteryx, Inc. Class A*	45,287,583
125,683	Fair Isaac Corp.*	50,572,326
1,307,370	GoDaddy, Inc. Class A*	87,868,338
900,252	Guidewire Software, Inc.*	101,278,350
1,068,473	PayPal Holdings, Inc.*	121,688,390
282,924	ServiceNow, Inc.*	95,693,384
2,906,655	Slack Technologies, Inc. Class A*(5)	60,254,958
997,787	Splunk, Inc.*	154,916,410
830,277	Square, Inc. Class A*	62,013,389
896,224	Workday, Inc. Class A*	165,469,837
684,852	Zoom Video Communications, Inc. Class A*(5)	52,254,208
		1,008,873,978
	Technology Hardware & Equipment - 3.2%
345,133	Apple, Inc.	106,822,115
214,059	Zebra Technologies Corp. Class A*	51,164,382
		157,986,497
	Transportation - 2.6%
416,200	J.B. Hunt Transport Services, Inc.	44,920,466
2,226,824	Uber Technologies, Inc.*	80,811,443
		125,731,909
	Total Common Stocks
	(cost $3,918,790,735)	$4,752,862,549
Convertible Preferred Stocks - 1.8%
	Commercial & Professional Services - 0.2%
470,535	Rubicon Global Holdings LLC Series C*(2)(3)(4)	8,657,844
	Real Estate - 0.2%
404,267	We Co. Series D1*(2)(3)(4)	5,891,288
317,638	We Co. Series D2*(2)(3)(4)	4,628,875
		10,520,163
	Retailing - 0.8%
4,434,460	Coupang LLC *(2)(3)(4)	25,852,902
272,032	Honest Co., Inc. Series C*(2)(3)(4)	8,960,734
275,096	JAND, Inc. Series D*(2)(3)(4)	4,484,065
		39,297,701
	Software & Services - 0.6%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)(4)	14,285,263
743,470	Lookout, Inc. Series F*(2)(3)(4)	5,791,631

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

1,078,374	MarkLogic Corp. Series F*(2)(3)(4)				$10,320,039
					30,396,933
	Total Convertible Preferred Stocks
	(cost $75,718,877)				$88,872,641
Escrows - 0.0%(6)
	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(2)(3)(4)				147,813
	Software & Services - 0.0%
566,228	Veracode, Inc.*(2)(3)(4)				308,028
	Total Escrows
	(cost $—)				$455,841
Warrants - 0.0%
	Commercial & Professional Services - 0.0%
1,609,100	Landscape Acquisition Holdings Ltd. Expires 11/23/22*(2)(3)				80,455
	Consumer Services - 0.0%
496,700	Target Hospitality Corp. Expires 3/15/24*				317,888
	Total Warrants
	(cost $687,098)				$398,343
	Total Long-Term Investments
	(cost $3,995,196,710)				$4,842,589,374
Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 0.1%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
3,807,922	Institutional Class, 1.49%(7)				3,807,922
	Securities Lending Collateral - 2.0%
4,882,342	Citibank NA DDCA, 1.58%, 2/3/2020(7)				4,882,342
	Fidelity Investments Money Market Funds, Government Portfolio,
22,778,672	Institutional Class, 1.50%(7)				22,778,672
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
19,246,801	Class, 1.72%(7)				19,246,801
7,000,331	JPMorgan Prime Money Market Fund, 1.69%(7)				7,000,331
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
18,375,299	Class, 1.71%(7)				18,375,299
	State Street Institutional Liquid Reserves Fund, Institutional Class,
25,370,647	1.71	%(7)			25,370,647
					97,654,092
	Total Short-Term Investments
	(cost $101,462,014)				$101,462,014
	Total Investments
	(cost $4,096,658,724)		100.4	% $	4,944,051,388
	Other Assets and Liabilities		(0.4)%		(19,763,395)
	Total Net Assets		100.0	% $	4,924,287,993

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of this security was $46,990,635, representing 1.0% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of these securities was $139,422,520p, which represented 2.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $134,375,943 or 2.7% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
	Coupang LLC Convertible
11/2014	Preferred	4,434,460	$13,805,010	$25,852,902
02/2014	DraftKings, Inc.	4,858,252	7,040,846	16,624,938
	Essence Group Holdings
	Corp. Series 3 Convertible
05/2014	Preferred	5,668,755	8,964,002	14,285,263
	Honest Co., Inc. Series C
08/2014	Convertible Preferred	272,032	7,360,452	8,960,734
04/2015	JAND, Inc. Class A	123,196	1,414,943	1,999,471
	JAND, Inc. Series D
04/2015	Convertible Preferred	275,096	3,159,560	4,484,065
08/2015	Klarna Holding AB	63,425	6,956,489	14,915,934
	Lookout, Inc. Series F
07/2014	Convertible Preferred	743,470	8,492,732	5,791,631
	MarkLogic Corp. Series F
04/2015	Convertible Preferred	1,078,374	12,524,451	10,320,039
08/2014	One Kings Lane, Inc.	923,832	—	147,813
	Rubicon Global Holdings LLC
	Series C Convertible
09/2015	Preferred	470,535	9,392,114	8,657,844
11/2013	Tory Burch LLC	171,581	13,447,917	11,135,605
08/2014	Veracode, Inc.	566,228	—	308,028
12/2014	We Co. Class A	29,564	492,275	371,513
	We Co. Series D1 Convertible
12/2014	Preferred	404,267	6,731,515	5,891,288
	We Co. Series D2 Convertible
12/2014	Preferred	317,638	5,289,041	4,628,875
			$105,071,347	$134,375,943

(5)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2 Level 3(1)
Assets
Common Stocks
Capital Goods	$275,238,820	$228,248,185	$46,990,635	$—
Commercial & Professional Services	82,677,070	62,795,014	—	19,882,056
Consumer Durables & Apparel	114,379,941	114,379,941	—	—
Consumer Services	333,404,331	316,779,393	—	16,624,938
Diversified Financials	187,469,739	187,469,739	—	—
Food, Beverage & Tobacco	50,883,502	50,883,502	—	—
Health Care Equipment & Services	419,155,423	419,155,423	—	—
Media & Entertainment	528,279,454	528,279,454	—	—
Pharmaceuticals, Biotechnology & Life Sciences	546,873,621	475,001,487	71,872,134	—
Real Estate	371,513	—	—	371,513
Retailing	652,435,730	639,300,654	—	13,135,076
Semiconductors & Semiconductor Equipment	269,101,021	269,101,021	—	—
Software & Services	1,008,873,978	1,008,873,978	—	—
Technology Hardware & Equipment	157,986,497	157,986,497	—	—
Transportation	125,731,909	125,731,909	—	—
Convertible Preferred Stocks	88,872,641	—	—	88,872,641
Escrows	455,841	—	—	455,841
Warrants	398,343	317,888	—	80,455
Short-Term Investments	101,462,014	101,462,014	—	—
Total	$4,944,051,388	$4,685,766,099	$118,862,769	$139,422,520

(1)	For the period ended January 31, 2020, investments valued at $5,089,265 were transferred into Level 3 due to the unavailability of active market pricing and there were no transfers out of Level 3.

The following is a rollforward of the Fund's investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2020:

		Convertible
	Common Stocks Preferred Stocks		Escrows	Warrants	Total

Beginning balance				$
	$81,651,451	$86,994,121	$576,266	-	$169,221,838
Purchases	-	-	-	-	-

Sales		-		-
	(40,413,114)		(193,442)		(40,606,556)
Total realized gain/(loss)	-	-		-
			193,442		193,442
Net change in unrealized				-
appreciation/(depreciation)	3,766,436	1,878,520	(120,425)		5,524,531
Transfers into Level 3		-	-
	5,008,810			80,455	5,089,265
Ending balance
	50,013,583	88,872,641	455,841	80,455	139,422,520

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2020 was $6,876,664.

The Hartford Small Cap Growth Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Automobiles & Components - 1.3%
113,864	Thor Industries, Inc.	$9,168,329
54,717	Visteon Corp.*	4,366,964
		13,535,293
	Banks - 4.2%
179,098	First Busey Corp.	4,566,999
222,514	First Hawaiian, Inc.	6,466,257
694,246	MGIC Investment Corp.	9,573,652
188,209	Seacoast Banking Corp. of Florida*	5,109,874
360,094	Sterling Bancorp	7,201,880
163,621	Triumph Bancorp, Inc.*	6,377,947
76,230	Western Alliance Bancorp	4,210,183
		43,506,792
	Capital Goods - 13.1%
208,015	Aerojet Rocketdyne Holdings, Inc.*	10,831,341
218,900	Altra Industrial Motion Corp.	7,280,614
56,355	American Woodmark Corp.*	6,179,326
158,625	Applied Industrial Technologies, Inc.	10,242,416
54,946	Armstrong World Industries, Inc.	5,512,732
82,356	Axon Enterprise, Inc.*	6,325,764
116,542	AZZ, Inc.	4,808,523
61,837	Curtiss-Wright Corp.	8,992,955
113,242	EnerSys	8,148,894
115,123	Generac Holdings, Inc.*	11,925,592
144,254	ITT, Inc.	9,676,558
109,236	John Bean Technologies Corp.	12,342,576
81,790	Mercury Systems, Inc.*	6,277,383
154,195	Patrick Industries, Inc.	7,999,637
239,537	Rexnord Corp.*	7,820,883
158,419	SPX Corp.*	7,773,620
125,073	SPX FLOW, Inc.*	5,470,693
		137,609,507
	Commercial & Professional Services - 5.4%
177,975	ASGN, Inc.*	12,047,128
104,973	Clean Harbors, Inc.*	8,630,880
135,787	Exponent, Inc.	9,881,220
74,245	Huron Consulting Group, Inc.*	4,811,818
80,516	Insperity, Inc.	7,034,683
72,266	MSA Safety, Inc.	9,799,270
71,206	Viad Corp.	4,628,390
		56,833,389
	Consumer Durables & Apparel - 6.2%
552,951	American Outdoor Brands Corp.*	5,208,798
68,083	Carter's, Inc.	7,221,564
117,141	Oxford Industries, Inc.	8,129,585
314,501	Steven Madden Ltd.	12,127,159
112,608	TopBuild Corp.*	12,894,742
357,757	Wolverine World Wide, Inc.	11,294,389
236,889	YETI Holdings, Inc.*	8,613,284
		65,489,521
	Consumer Services - 2.3%
76,866	Dunkin' Brands Group, Inc.	6,002,466
74,143	Marriott Vacations Worldwide Corp.	8,914,954
97,004	Wingstop, Inc.	8,999,061
		23,916,481
	Diversified Financials - 2.4%
202,023	Blucora, Inc.*	4,555,619
63,986	Evercore, Inc. Class A	4,902,607
144,273	OneMain Holdings, Inc.	6,112,847
724,326	SLM Corp.	7,909,640

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

24,100	Stifel Financial Corp.	$1,386,714
		24,867,427
	Energy - 0.6%
706,403	Kosmos Energy Ltd.	3,609,719
112,366	PDC Energy, Inc.*	2,425,982
		6,035,701
	Food & Staples Retailing - 1.6%
22,517	Casey's General Stores, Inc.	3,622,085
255,161	Performance Food Group Co.*	13,214,788
		16,836,873
	Food, Beverage & Tobacco - 2.2%
186,006	B&G Foods, Inc.(1)	2,987,256
129,748	Freshpet, Inc.*	8,158,554
572,858	Hostess Brands, Inc.*	7,687,755
169,109	Simply Good Foods Co.*	3,884,434
		22,717,999
	Health Care Equipment & Services - 12.6%
56,655	Addus HomeCare Corp.*	5,344,833
198,998	AtriCure, Inc.*	7,741,022
132,092	Cardiovascular Systems, Inc.*	5,995,656
194,696	Globus Medical, Inc. Class A*	10,178,707
88,490	Haemonetics Corp.*	9,502,941
298,306	HMS Holdings Corp.*	8,149,720
12,776	ICU Medical, Inc.*	2,331,237
111,479	Integer Holdings Corp.*	9,520,307
129,008	Integra LifeSciences Holdings Corp.*	7,100,600
58,281	iRhythm Technologies, Inc.*	4,990,602
64,694	LHC Group, Inc.*	9,429,150
60,800	NuVasive, Inc.*	4,688,896
159,632	Omnicell, Inc.*	12,974,889
315,174	OraSure Technologies, Inc.*	2,221,977
76,501	Providence Service Corp.*	4,961,090
642,731	R1 RCM, Inc.*	8,034,137
117,621	Tandem Diabetes Care, Inc.*	8,943,901
61,136	Teladoc Health, Inc.*(1)	6,218,142
34,199	U.S. Physical Therapy, Inc.	4,006,071
		132,333,878
	Household & Personal Products - 0.4%
215,872	BellRing Brands, Inc. Class A*	4,671,470
	Insurance - 1.4%
197,719	James River Group Holdings Ltd.	8,490,054
87,198	Kemper Corp.	6,489,275
		14,979,329
	Materials - 3.3%
168,472	Boise Cascade Co.	6,098,686
478,454	Graphic Packaging Holding Co.	7,478,236
92,286	Ingevity Corp.*	6,018,893
334,322	Livent Corp.*	3,145,970
175,720	Louisiana-Pacific Corp.	5,391,090
197,340	PolyOne Corp.	6,547,741
		34,680,616
	Media & Entertainment - 1.1%
82,859	Cardlytics, Inc.*	6,953,527
119,878	Cargurus, Inc.*	4,273,651
		11,227,178
	Pharmaceuticals, Biotechnology & Life Sciences - 15.9%
95,503	ACADIA Pharmaceuticals, Inc.*	3,814,390
66,377	Acceleron Pharma, Inc.*	6,025,704
116,422	Aerie Pharmaceuticals, Inc.*	2,384,323
137,233	Aimmune Therapeutics, Inc.*(1)	4,261,085

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

415,884	Akebia Therapeutics, Inc.*	$3,002,682
53,070	Allakos, Inc.*(1)	3,831,654
152,791	Apellis Pharmaceuticals, Inc.*	6,281,238
135,985	Arena Pharmaceuticals, Inc.*	6,213,155
96,378	Biohaven Pharmaceutical Holding Co., Ltd.*	4,673,369
89,956	Blueprint Medicines Corp.*	5,707,708
12,557	Catalent, Inc.*	767,233
90,495	Constellation Pharmaceuticals, Inc.*	2,989,955
6,900	Dicerna Pharmaceuticals, Inc.*	136,240
107,743	Forty Seven, Inc.*	3,972,484
109,315	G1 Therapeutics, Inc.*	2,116,338
85,383	Global Blood Therapeutics, Inc.*	5,572,095
232,749	Heron Therapeutics, Inc.*	4,855,144
299,100	ImmunoGen, Inc.*	1,413,247
57,571	Intercept Pharmaceuticals, Inc.*(1)	5,320,136
230,057	Iovance Biotherapeutics, Inc.*	5,001,439
103,800	Karyopharm Therapeutics, Inc.*	1,676,370
92,454	Kodiak Sciences, Inc.*	5,646,166
28,964	Ligand Pharmaceuticals, Inc.*(1)	2,543,329
33,976	Madrigal Pharmaceuticals, Inc.*	2,820,688
45,725	Mirati Therapeutics, Inc.*	3,970,302
184,229	Momenta Pharmaceuticals, Inc.*	5,346,326
104,352	MyoKardia, Inc.*	7,099,067
145,886	NanoString Technologies, Inc.*	3,963,723
98,734	Principia Biopharma, Inc.*	5,198,345
43,322	PTC Therapeutics, Inc.*	2,231,083
203,522	Radius Health, Inc.*	3,573,846
28,731	Reata Pharmaceuticals, Inc. Class A*	6,286,055
78,041	REGENXBIO, Inc.*	3,397,125
41,026	Repligen Corp.*	4,118,600
210,534	Revance Therapeutics, Inc.*	4,709,646
181,676	Rhythm Pharmaceuticals, Inc.*	3,186,597
111,634	Syneos Health, Inc.*	6,849,862
108,480	Theravance Biopharma, Inc.*	3,024,422
41,677	Turning Point Therapeutics, Inc.*	2,438,104
119,831	Ultragenyx Pharmaceutical, Inc.*	6,297,119
114,244	Y-mAbs Therapeutics, Inc.*	3,768,910
		166,485,304
	Real Estate - 3.1%
244,052	Columbia Property Trust, Inc. REIT	5,149,497
50,189	Coresite Realty Corp. REIT	5,894,698
186,123	Corporate Office Properties Trust REIT	5,540,882
155,739	Independence Realty Trust, Inc. REIT	2,284,691
194,826	Pebblebrook Hotel Trust REIT	4,621,273
50,609	PS Business Parks, Inc. REIT	8,480,044
		31,971,085
	Retailing - 3.5%
441,795	American Eagle Outfitters, Inc.	6,361,848
350,895	Caleres, Inc.	6,158,207
106,709	Core-Mark Holding Co., Inc.	2,501,259
142,678	Floor & Decor Holdings, Inc. Class A*	7,035,452
145,026	Foot Locker, Inc.	5,506,637
134,663	Nordstrom, Inc.	4,963,678
171,274	Urban Outfitters, Inc.*	4,384,615
		36,911,696
	Semiconductors & Semiconductor Equipment - 3.2%
349,454	Cohu, Inc.	7,817,286
194,276	Entegris, Inc.	10,055,726
419,534	FormFactor, Inc.*	10,618,405
146,635	Onto Innovation, Inc.*	5,563,332
		34,054,749
	Software & Services - 11.1%
236,700	8x8, Inc.*	4,407,354

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

120,177	Blackbaud, Inc.	$9,413,464
31,164	CACI International, Inc. Class A*	8,334,500
93,544	Everbridge, Inc.*	8,478,828
57,700	ExlService Holdings, Inc.*	4,218,447
204,094	Five9, Inc.*	14,639,663
143,935	ForeScout Technologies, Inc.*	4,103,587
108,113	LiveRamp Holdings, Inc.*	4,350,467
56,643	Paylocity Holding Corp.*	8,037,075
81,187	Pegasystems, Inc.	6,999,131
92,980	PROS Holdings, Inc.*	5,578,800
69,738	Q2 Holdings, Inc.*	6,080,456
115,531	Rapid7, Inc.*	6,860,231
166,551	SailPoint Technologies Holding, Inc.*	4,178,765
170,089	Science Applications International Corp.	14,928,712
335,916	SVMK, Inc.*	5,928,917
		116,538,397
	Technology Hardware & Equipment - 3.3%
200,576	CTS Corp.	5,878,883
132,386	Itron, Inc.*	10,822,555
113,833	Lumentum Holdings, Inc.*	8,625,126
260,775	Pure Storage, Inc. Class A*	4,641,795
41,718	Rogers Corp.*	4,912,295
		34,880,654
	Telecommunication Services - 0.4%
27,008	Bandwidth, Inc. Class A*	1,916,488
519,375	ORBCOMM, Inc.*	1,864,556
		3,781,044
	Transportation - 0.4%
195,961	Marten Transport Ltd.	4,068,150
	Total Common Stocks
	(cost $844,509,789)	$1,037,932,533
Short-Term Investments - 2.8%
	Other Investment Pools & Funds - 1.3%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
14,207,515	Institutional Class, 1.49%(2)	14,207,515
	Securities Lending Collateral - 1.5%
769,512	Citibank NA DDCA, 1.58%, 2/3/2020(2)	769,512
	Fidelity Investments Money Market Funds, Government Portfolio,
3,590,176	Institutional Class, 1.50%(2)	3,590,176
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
3,033,513	Class, 1.72%(2)	3,033,513
1,103,331	JPMorgan Prime Money Market Fund, 1.69%(2)	1,103,331
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
2,896,155	Class, 1.71%(2)	2,896,155
	State Street Institutional Liquid Reserves Fund, Institutional Class,
3,998,701	1.71%(2)	3,998,701
		15,391,388
	Total Short-Term Investments
	(cost $29,598,903)	$29,598,903

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments
(cost $874,108,692)	101.8	% $	1,067,531,436
Other Assets and Liabilities	(1.8)%		(19,247,208)
Total Net Assets	100.0	% $	1,048,284,228

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: DDCA REIT	Dollars on Deposit in Custody Account Real Estate Investment Trust

The Hartford Small Cap Growth Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$13,535,293	$13,535,293		$—	$—
Banks	43,506,792	43,506,792		—	—
Capital Goods	137,609,507	137,609,507		—	—
Commercial & Professional Services	56,833,389	56,833,389		—	—
Consumer Durables & Apparel	65,489,521	65,489,521		—	—
Consumer Services	23,916,481	23,916,481		—	—
Diversified Financials	24,867,427	24,867,427		—	—
Energy	6,035,701	6,035,701		—	—
Food & Staples Retailing	16,836,873	16,836,873		—	—
Food, Beverage & Tobacco	22,717,999	22,717,999		—	—
Health Care Equipment & Services	132,333,878	132,333,878		—	—
Household & Personal Products	4,671,470	4,671,470		—	—
Insurance	14,979,329	14,979,329		—	—
Materials	34,680,616	34,680,616		—	—
Media & Entertainment	11,227,178	11,227,178		—	—
Pharmaceuticals, Biotechnology & Life Sciences	166,485,304	166,485,304		—	—
Real Estate	31,971,085	31,971,085		—	—
Retailing	36,911,696	36,911,696		—	—
Semiconductors & Semiconductor Equipment	34,054,749	34,054,749		—	—
Software & Services	116,538,397	116,538,397		—	—
Technology Hardware & Equipment	34,880,654	34,880,654		—	—
Telecommunication Services	3,781,044	3,781,044		—	—
Transportation	4,068,150	4,068,150		—	—
Short-Term Investments	29,598,903	29,598,903		—	—

Total	$1,067,531,436	$1,067,531,436		$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Hartford Quality Value Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.4%
	Banks - 15.4%
280,393	Bank of America Corp.	$9,205,302
35,406	Bank of Nova Scotia	1,933,876
71,499	Citigroup, Inc.	5,320,240
76,566	JP Morgan Chase & Co.	10,134,276
12,796	M&T Bank Corp.	2,156,382
20,767	PNC Financial Services Group, Inc.	3,084,938
		31,835,014
	Capital Goods - 9.5%
11,863	3M Co.	1,882,183
17,191	Deere & Co.	2,726,149
28,610	Eaton Corp. plc	2,702,787
17,285	Honeywell International, Inc.	2,994,108
68,599	Johnson Controls International plc	2,706,230
5,759	Lockheed Martin Corp.	2,465,543
27,120	United Technologies Corp.	4,073,424
		19,550,424
	Energy - 8.1%
41,692	Chevron Corp.	4,466,881
26,491	EOG Resources, Inc.	1,931,459
52,906	Exxon Mobil Corp.	3,286,521
89,682	Halliburton Co.	1,955,964
18,834	Marathon Petroleum Corp.	1,026,453
65,246	Suncor Energy, Inc.	1,995,875
42,421	Total S.A. ADR	2,061,236
		16,724,389
	Food & Staples Retailing - 1.3%
98,100	Kroger Co.	2,634,966
	Food, Beverage & Tobacco - 7.6%
50,251	Altria Group, Inc.	2,388,430
43,760	General Mills, Inc.	2,285,147
36,789	Kellogg Co.	2,509,378
38,874	Mondelez International, Inc. Class A	2,230,590
21,653	Nestle S.A. ADR	2,387,460
46,582	Philip Morris International, Inc.	3,852,331
		15,653,336
	Health Care Equipment & Services - 6.7%
7,911	Becton Dickinson and Co.	2,176,949
19,799	Hill-Rom Holdings, Inc.	2,108,396
42,777	Koninklijke Philips N.V. ADR	1,958,331
44,310	Medtronic plc	5,115,146
9,386	UnitedHealth Group, Inc.	2,557,216
		13,916,038
	Insurance - 7.1%
55,179	American International Group, Inc.	2,773,297
23,662	Chubb Ltd.	3,596,387
28,366	Marsh & McLennan Cos., Inc.	3,173,021
43,474	Principal Financial Group, Inc.	2,301,948
30,241	Prudential Financial, Inc.	2,753,745
		14,598,398
	Materials - 3.3%
23,068	Celanese Corp.	2,387,538
25,226	FMC Corp.	2,411,353
16,307	PPG Industries, Inc.	1,954,231
		6,753,122
	Media & Entertainment - 2.1%
101,280	Comcast Corp. Class A	4,374,283

Hartford Quality Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
68,045	AstraZeneca plc ADR	$3,313,791
34,424	Merck & Co., Inc.	2,941,187
24,354	Novartis AG ADR	2,301,696
150,936	Pfizer, Inc.	5,620,857
		14,177,531
	Real Estate - 4.0%
9,351	American Tower Corp. REIT	2,167,001
63,595	Corporate Office Properties Trust REIT	1,893,223
124,404	Host Hotels & Resorts, Inc. REIT	2,032,761
10,019	Public Storage REIT	2,241,852
		8,334,837
	Retailing - 3.4%
571,800	Allstar Co.(1)(2)(3)	228,720
13,570	Expedia Group, Inc.	1,471,666
24,749	Lowe's Cos., Inc.	2,876,824
23,146	Target Corp.	2,563,188
		7,140,398
	Semiconductors & Semiconductor Equipment - 6.3%
102,077	Intel Corp.	6,525,783
12,193	KLA Corp.	2,020,868
29,345	QUALCOMM, Inc.	2,503,422
16,968	Texas Instruments, Inc.	2,047,189
		13,097,262
	Software & Services - 3.8%
12,467	Accenture plc Class A	2,558,353
20,985	International Business Machines Corp.	3,016,174
13,398	Microsoft Corp.	2,280,742
		7,855,269
	Technology Hardware & Equipment - 1.9%
5,537	Apple, Inc.	1,713,757
49,700	Cisco Systems, Inc.	2,284,709
		3,998,466
	Telecommunication Services - 3.5%
122,056	Verizon Communications, Inc.	7,255,009
	Transportation - 1.4%
18,988	Delta Air Lines, Inc.	1,058,391
17,952	J.B. Hunt Transport Services, Inc.	1,937,560
		2,995,951
	Utilities - 6.1%
49,213	Alliant Energy Corp.	2,921,284
45,538	Avangrid, Inc.	2,425,354
28,749	Dominion Energy, Inc.	2,465,227
29,960	Eversource Energy	2,769,502
49,713	UGI Corp.	2,067,563
		12,648,930
	Total Common Stocks
	(cost $181,201,118)	$203,543,623
Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
3,421,474	Institutional Class, 1.49%(4)	3,421,474
	Total Short-Term Investments
	(cost $3,421,474)	$3,421,474

Hartford Quality Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments
(cost $184,622,592)	100.1	% $	206,965,097
Other Assets and Liabilities	(0.1)%		(151,841)
Total Net Assets	100.0	% $	206,813,256

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Investment valued using significant unobservable inputs.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of this security was $228,720, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $228,720 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	571,800	$248,744	$228,720

(4)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: ADR REIT	American Depositary Receipt Real Estate Investment Trust

Hartford Quality Value Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks		$31,835,014	$31,835,014		$—	$—
Capital Goods		19,550,424	19,550,424		—	—
Energy		16,724,389	16,724,389		—	—
Food & Staples Retailing		2,634,966	2,634,966		—	—
Food, Beverage & Tobacco		15,653,336	15,653,336		—	—
Health Care Equipment & Services		13,916,038	13,916,038		—	—
Insurance		14,598,398	14,598,398		—	—
Materials		6,753,122	6,753,122		—	—
Media & Entertainment		4,374,283	4,374,283		—	—
Pharmaceuticals, Biotechnology & Life Sciences		14,177,531	14,177,531		—	—
Real Estate		8,334,837	8,334,837		—	—
Retailing		7,140,398	6,911,678		—	228,720
Semiconductors & Semiconductor Equipment		13,097,262	13,097,262		—	—
Software & Services		7,855,269	7,855,269		—	—
Technology Hardware & Equipment		3,998,466	3,998,466		—	—
Telecommunication Services		7,255,009	7,255,009		—	—
Transportation		2,995,951	2,995,951		—	—
Utilities		12,648,930	12,648,930		—	—
Short-Term Investments		3,421,474	3,421,474		—	—
Total		$206,965,097	$206,736,377		$—	$228,720

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.7%
	Argentina - 0.7%
40,888	MercadoLibre, Inc.*	$27,108,744
	Brazil - 10.9%
4,855,420	Ambev S.A. ADR	20,198,547
1,904,924	B3 S.A. - Brasil Bolsa Balcao	21,439,625
5,170,766	Equatorial Energia S.A.	28,784,164
3,869,400	IRB Brasil Resseguros S.A.	40,504,647
9,079,274	Itau Unibanco Holding S.A. ADR	69,093,275
3,159,197	Klabin S.A.	15,306,902
4,266,447	Lojas Renner S.A.	57,233,311
920,893	Magazine Luiza S.A.	11,998,746
425,652	Pagseguro Digital Ltd. Class A*	13,829,433
3,673,172	Petroleo Brasileiro S.A. ADR	50,551,066
1,327,966	Raia Drogasil S.A.	38,518,642
1,660,347	Vale S.A. ADR	19,475,870
3,091,611	Via Varejo S.A.*	10,106,607
2,605,026	WEG S.A.	23,972,371
		421,013,206
	Chile - 0.2%
313,475	Banco Santander Chile ADR	6,282,039
	China - 30.6%
126,545	51job, Inc. ADR*	9,130,222
1,114,006	Alibaba Group Holding Ltd. ADR*	230,142,500
2,755,000	Anhui Conch Cement Co., Ltd. Class H	17,584,309
15,604,000	China Mengniu Dairy Co., Ltd.*	57,228,133
12,619,800	China Pacific Insurance Group Co., Ltd. Class H	42,093,474
64,881,600	China Petroleum & Chemical Corp. Class H	34,168,041
36,158,000	CNOOC Ltd.	54,129,880
953,600	ENN Energy Holdings Ltd.	11,085,502
14,656,000	Guangzhou Automobile Group Co., Ltd. Class H(1)	14,688,950
6,077,265	Huayu Automotive Systems Co., Ltd. Class A	22,959,274
2,200,576	JD.com, Inc. ADR*	82,939,709
6,932,500	Li Ning Co., Ltd.	20,245,520
7,589,306	Midea Group Co., Ltd. Class A	57,608,422
70,513	NetEase, Inc. ADR	22,617,750
33,636,000	PICC Property & Casualty Co., Ltd. Class H	35,972,019
9,508,500	Ping An Insurance Group Co., of China Ltd. Class H	107,520,701
3,231,400	Shenzhou International Group Holdings Ltd.	42,718,522
4,997,800	Tencent Holdings Ltd.	238,345,943
443,874	WuXi AppTec Co., Ltd. Class A	6,028,322
1,902,000	Wuxi Biologics Cayman, Inc.*(2)	24,056,247
406,200	Yum China Holdings, Inc.	17,495,034
1,770,487	Zhejiang Supor Co., Ltd. Class A	17,767,883
3,133,700	Zhuzhou CRRC Times Electric Co., Ltd. Class H	10,551,921
		1,177,078,278
	Colombia - 0.3%
219,473	Bancolombia S.A. ADR	11,515,748
	Egypt - 0.5%
3,317,100	Commercial International Bank Egypt S.A.E. GDR	17,447,946
	Greece - 0.8%
9,632,448	Alpha Bank A.E.*	19,278,997
12,746,976	Eurobank Ergasias S.A.*	11,695,634
33,634	Hellenic Telecommunications Organization S.A.	502,310
		31,476,941
	Hong Kong - 3.8%
7,002,000	AIA Group Ltd.	69,382,436
4,124,500	China Mobile Ltd.	33,901,953
6,342,000	China Resources Beer Holdings Co., Ltd.	29,342,760
7,134,000	Hang Lung Properties Ltd.	14,902,398

147,529,547

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Hungary - 1.8%
1,824,256	MOL Hungarian Oil & Gas plc	$15,471,902
755,705	OTP Bank Nyrt	35,005,736
952,296	Richter Gedeon Nyrt	20,473,304
		70,950,942
	India - 4.4%
3,332,071	Bharti Airtel Ltd.*	23,181,959
2,951,585	HDFC Bank Ltd.	50,558,208
8,032,348	ICICI Bank Ltd.	59,185,465
1,288,926	Tata Consultancy Services Ltd.	37,553,748
		170,479,380
	Indonesia - 0.5%
44,767,100	Astra International Tbk PT	20,666,164
	Japan - 0.4%
1,089,900	Nexon Co., Ltd.	14,760,441
	Kuwait - 0.6%
6,838,074	National Bank of Kuwait SAKP	23,626,120
	Luxembourg - 0.4%
658,194	Ternium S.A. ADR	13,776,000
	Mexico - 1.5%
631,660	Fomento Economico Mexicano S.A.B. de C.V. ADR	56,956,782
	Pakistan - 0.2%
3,442,700	Habib Bank Ltd.	3,632,192
2,668,800	United Bank Ltd.	2,933,246
		6,565,438
	Peru - 0.7%
137,849	Credicorp Ltd.	28,476,847
	Poland - 2.0%
1,203,615	Bank Polska Kasa Opieki S.A.	30,702,520
454,643	KGHM Polska Miedz S.A.*	10,686,782
718,516	Polski Koncern Naftowy ORLEN S.A.	14,018,633
481,912	Powszechna Kasa Oszczednosci Bank Polski S.A.	4,247,043
1,680,616	Powszechny Zaklad Ubezpieczen S.A.	17,412,589
		77,067,567
	Qatar - 0.1%
382,924	Qatar National Bank QPSC	2,141,418
	Russia - 8.6%
6,567,884	Gazprom PJSC ADR	46,038,463
614,582	LUKOIL PJSC ADR	62,530,770
9,623,536	Moscow Exchange MICEX-RTS PJSC*	16,554,378
200,966	Novatek PJSC GDR	36,173,880
87,607	Polyus PJSC*	10,711,797
128,570	Polyus PJSC GDR	7,855,627
2,059,054	Rosneft Oil Co. PJSC	15,480,446
6,590,873	Sberbank of Russia PJSC ADR	105,131,173
423,417	X5 Retail Group N.V. GDR	15,499,991
319,659	Yandex N.V. Class A*	14,323,920
		330,300,445
	South Africa - 2.1%
1,499,325	AVI Ltd.	7,732,135
2,226,094	Mediclinic International plc	10,753,361
387,457	Naspers Ltd. Class N	62,844,173
		81,329,669
	South Korea - 13.1%
768,010	Hana Financial Group, Inc.	21,224,416
50,014	Hyundai Mobis Co., Ltd.	9,563,855
67,395	Korea Zinc Co., Ltd.	21,379,926
140,114	LG Chem Ltd.	39,069,323
111,112	LG Innotek Co., Ltd.	13,846,888
265	Medy-Tox, Inc.	71,132

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

103,885	NAVER Corp.	$15,492,225
4,939,408	Samsung Electronics Co., Ltd.	228,857,538
57,219	Samsung Fire & Marine Insurance Co., Ltd.	10,074,294
209,362	Samsung SDI Co., Ltd.	47,658,770
41,583	SK Holdings Co., Ltd.	8,129,085
798,028	SK Hynix, Inc.	60,719,027
266,230	SK Innovation Co., Ltd.	28,653,460
		504,739,939
	Taiwan - 11.6%
14,185,036	ASE Technology Holding, Co., Ltd.	34,228,645
33,393,000	CTBC Financial Holding Co., Ltd.	24,219,518
8,282,000	Delta Electronics, Inc.	38,695,850
16,025,000	Hon Hai Precision Industry Co., Ltd.	43,572,070
260,000	Largan Precision Co., Ltd.	40,385,156
22,862,139	Taiwan Semiconductor Manufacturing Co., Ltd.	235,804,744
7,884,000	Uni-President Enterprises Corp.	18,783,386
2,669,000	Zhen Ding Technology Holding Ltd.	10,322,721
		446,012,090
	Turkey - 1.6%
18,872,107	Akbank T.A.S.*	26,043,858
2,555,592	BIM Birlesik Magazalar A.S.	20,800,723
829,994	Tupras Turkiye Petrol Rafinerileri A.S.	15,593,174
		62,437,755
	United Arab Emirates - 1.3%
6,883,503	Abu Dhabi Commercial Bank PJSC	14,276,662
1,160,475	DP World plc	16,108,911
18,005,314	Emaar Properties PJSC	19,647,177
		50,032,750
	Total Common Stocks
	(cost $2,985,241,466)	$3,799,772,196
Preferred Stocks - 0.3%
	South Korea - 0.3%
172,505	Hyundai Motor Co.	11,575,650
	Total Preferred Stocks
	(cost $13,193,753)	$11,575,650
	Total Long-Term Investments
	(cost $2,998,435,219)	$3,811,347,846
Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.7%
	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio,
66,544,719	Institutional Class, 1.43%(3)	66,544,719
	Securities Lending Collateral - 0.1%
115,391	Citibank NA DDCA, 1.58%, 2/3/2020(3)	115,391
	Fidelity Investments Money Market Funds, Government Portfolio,
538,358	Institutional Class, 1.50%(3)	538,358
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
454,884	Class, 1.72%(3)	454,884
165,448	JPMorgan Prime Money Market Fund, 1.69%(3)	165,448
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
434,287	Class, 1.71%(3)	434,287
	State Street Institutional Liquid Reserves Fund, Institutional Class,
599,617	1.71%(3)	599,617
		2,307,985
	Total Short-Term Investments
	(cost $68,852,704)	$68,852,704

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

Total Investments
(cost $3,067,287,923)	100.8	% $	3,880,200,550
Other Assets and Liabilities	(0.8)%		(32,252,083)
Total Net Assets	100.0	% $	3,847,948,467

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of this security was $24,056,247, representing 0.6% of net assets.
(3)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: ADR DDCA GDR PJSC PT	American Depositary Receipt Dollars on Deposit in Custody Account Global Depositary Receipt Private Joint Stock Company Perseroan Terbatas

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$27,108,744	$27,108,744	$—		$—
Brazil	421,013,206	421,013,206	—		—
Chile	6,282,039	6,282,039	—		—
China	1,177,078,278	362,325,215	814,753,063		—
Colombia	11,515,748	11,515,748	—		—
Egypt	17,447,946	17,447,946	—		—
Greece	31,476,941	—	31,476,941		—
Hong Kong	147,529,547	—	147,529,547		—
Hungary	70,950,942	35,945,206	35,005,736		—
India	170,479,380	60,735,707	109,743,673		—
Indonesia	20,666,164	—	20,666,164		—
Japan	14,760,441	—	14,760,441		—
Kuwait	23,626,120	23,626,120	—		—
Luxembourg	13,776,000	13,776,000	—		—
Mexico	56,956,782	56,956,782	—		—
Pakistan	6,565,438	6,565,438	—		—
Peru	28,476,847	28,476,847	—		—
Poland	77,067,567	—	77,067,567		—
Qatar	2,141,418	—	2,141,418		—
Russia	330,300,445	58,485,890	271,814,555		—
South Africa	81,329,669	18,485,496	62,844,173		—
South Korea	504,739,939	—	504,739,939		—
Taiwan	446,012,090	—	446,012,090		—
Turkey	62,437,755	—	62,437,755		—
United Arab Emirates	50,032,750	—	50,032,750		—
Preferred Stocks	11,575,650	—	11,575,650		—
Short-Term Investments	68,852,704	68,852,704	—		—

Total	$3,880,200,550	$1,217,599,088	$2,662,601,462		$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 50.1%
	Argentina - 2.6%
	Pampa Energia S.A.
$441,000	7.38%, 07/21/2023(1)(2)	$409,027
	YPF Energia Electrica S.A.
1,200,000	10.00%, 07/25/2026(1)	1,110,000
	YPF S.A.
940,000	8.50%, 06/27/2029(1)(2)	831,247
		2,350,274
	Austria - 0.9%
	Klabin Austria GmbH
700,000	7.00%, 04/03/2049(1)	787,535
	Brazil - 1.8%
	Banco do Brasil S.A.
	6.25%, 04/15/2024, (6.25% fixed rate until 04/15/2024; 10 year USD CMT + 4.398%
230,000	thereafter)(1)(2)(3)(4)	237,245
	9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362%
210,000	thereafter)(1)(3)(4)	243,075
	Cemig Geracao e Transmissao S.A.
400,000	9.25%, 12/05/2024(1)	466,500
	Globo Comunicacao e Participacoes S.A.
230,000	4.88%, 01/22/2030(1)	234,720
	Itau Unibanco Holding S.A.
	6.13%, 12/12/2022, (6.13% fixed rate until 12/12/2022; 5 year USD
460,000	CMT + 3.981% thereafter)(1)(2)(3)(4)	483,345
		1,664,885
	British Virgin Islands - 3.2%
	China Great Wall International Holdings Ltd.
1,400,000	3.88%, 08/31/2027(5)	1,489,964
	China Railway Xunjie Co., Ltd.
495,000	3.25%, 07/28/2026(5)	511,948
	Rongshi International Finance Ltd.
410,000	3.63%, 05/04/2027(5)	436,288
	Sinopec Group Overseas Development Ltd.
430,000	3.50%, 05/03/2026(1)(2)	456,823
		2,895,023
	Canada - 0.4%
	First Quantum Minerals Ltd.
390,000	7.50%, 04/01/2025(1)	384,150
	Cayman Islands - 3.9%
	Baidu, Inc.
540,000	4.38%, 05/14/2024	582,341
	CSCEC Finance Cayman Ltd.
840,000	3.50%, 07/05/2027(5)	882,233
	CSN Islands Corp.
580,000	6.75%, 01/28/2028(1)	576,114
395,000	7.00%, 03/23/2020(1)(3)	370,313
	Tencent Holdings Ltd.
1,010,000	3.80%, 02/11/2025(1)	1,086,526
		3,497,527
	Chile - 3.7%
	AES Gener S.A.
	7.13%, 03/26/2079, (7.13% fixed rate until 04/07/2024; 5 year USD
290,000	Swap + 4.644% thereafter)(1)(4)	310,880
	Corp. Nacional del Cobre de Chile
1,280,000	4.38%, 02/05/2049(1)	1,430,953
	Empresa de Transporte de Pasajeros Metro S.A.
960,000	5.00%, 01/25/2047(1)	1,110,000
	Empresa Electrica Cochrane S.p.A.
320,000	5.50%, 05/14/2027(1)	334,000

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

	Sociedad Quimica y Minera de Chile S.A.
$200,000	4.25%, 01/22/2050(1)(2)	$200,260
		3,386,093
	Colombia - 1.7%
	Credivalores-Crediservicios SAS
705,000	9.75%, 07/27/2022(1)	743,775
	Ecopetrol S.A.
681,000	5.88%, 05/28/2045	818,562
		1,562,337
	Hong Kong - 2.1%
	Beijing State-Owned Assets Management Hong Kong Co., Ltd.
1,320,000	4.13%, 05/26/2025(5)	1,395,847
	CNAC HK Finbridge Co., Ltd.
460,000	4.88%, 03/14/2025(5)	503,403
		1,899,250
	Indonesia - 4.1%
	ABM Investama Tbk PT
665,000	7.13%, 08/01/2022(1)	565,025
	Bayan Resources Tbk PT
436,000	6.13%, 01/24/2023(1)	426,620
	Indonesia Asahan Aluminium Persero PT
250,000	6.76%, 11/15/2048(1)	322,016
	Pelabuhan Indonesia PT
270,000	5.38%, 05/05/2045(1)	311,175
	Pertamina Persero PT
360,000	6.00%, 05/03/2042(1)	441,906
	Perusahaan Listrik Negara PT
400,000	5.25%, 10/24/2042(1)	454,000
400,000	5.25%, 05/15/2047(1)	453,500
550,000	6.15%, 05/21/2048(1)	699,930
		3,674,172
	Kazakhstan - 1.0%
	KazMunayGas National Co. JSC
750,000	5.75%, 04/19/2047(1)	929,880
	Luxembourg - 1.5%
	Atento Luxco 1 S.A.
460,000	6.13%, 08/10/2022(1)	464,025
	JSL Europe S.A.
200,000	7.75%, 07/26/2024(1)	215,500
	Rede D'or Finance S.a.r.l.
200,000	4.50%, 01/22/2030(1)	201,200
	Unigel Luxembourg S.A.
470,000	8.75%, 10/01/2026(1)	486,920
		1,367,645
	Mexico - 16.0%
	Aerovias de Mexico S.A.
395,000	7.00%, 02/05/2025(1)	395,000
	Alfa S.A.B. de C.V.
290,000	6.88%, 03/25/2044(1)	364,313
	Alpek S.A.B. de C.V.
275,000	4.25%, 09/18/2029(1)	286,000
	Alpha Holding S.A. de C.V.
750,000	10.00%, 12/19/2022(1)	784,687
	BBVA Bancomer S.A.
	5.88%, 09/13/2034, (5.88% fixed rate until 09/13/2029; 5 year USD
380,000	CMT + 4.308% thereafter)(1)(4)	419,330
	Coca-Cola Femsa S.A.B. de C.V.
290,000	2.75%, 01/22/2030	298,360
	Cometa Energia S.A. de C.V.
891,480	6.38%, 04/24/2035(1)	1,019,078

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

		Credito Real S.A.B. de C.V.
		9.13%, 11/29/2022, (9.13% fixed rate until 11/29/2022; 5 year USD
	$790,000	CMT + 7.026% thereafter)(1)(3)(4)	$852,252
		Cydsa S.A.B. de C.V.
	430,000	6.25%, 10/04/2027(1)	446,125
		Docuformas SAPI de C.V.
	710,000	10.25%, 07/24/2024(1)	742,837
		Elementia S.A.B. de C.V.
	470,000	5.50%, 01/15/2025(1)	476,462
		Fomento Economico Mexicano S.A.B. de C.V.
	530,000	3.50%, 01/16/2050	538,900
		Grupo Televisa S.A.B.
MXN	39,220,000	7.25%, 05/14/2043	1,582,028
		Metalsa S.A. de C.V.
	$530,000	4.90%, 04/24/2023(1)	551,200
		Mexico Generadora de Energia S de rl
	246,096	5.50%, 12/06/2032(1)	274,089
		Petroleos Mexicanos
	486,000	5.63%, 01/23/2046	453,803
	715,000	6.49%, 01/23/2027(1)	775,775
	920,000	6.88%, 08/04/2026	1,037,760
	400,000	7.69%, 01/23/2050(1)	439,440
		Sixsigma Networks Mexico S.A. de C.V.
	750,000	7.50%, 05/02/2025(1)	766,500
		Trust F
	430,000	6.39%, 01/15/2050(1)	494,500
		TV Azteca S.A.B. de C.V.
	870,000	8.25%, 08/09/2024(5)	778,650
		Unifin Financiera S.A.B. de C.V.
	620,000	8.38%, 01/27/2028(1)	657,200
			14,434,289
		Mult - 0.9%
		Mongolian Mining Corp/Energy Resources LLC
	890,000	9.25%, 04/15/2024(1)	823,022
		Netherlands - 1.2%
		Ajecorp B.V.
	900,000	6.50%, 05/14/2022(1)	897,638
		Petrobras Global Finance B.V.
	130,000	6.90%, 03/19/2049	158,405
			1,056,043
		South Korea - 0.5%
		Korea East-West Power Co., Ltd.
	470,000	3.88%, 07/19/2023(1)	498,414
		Spain - 0.9%
		AI Candelaria Spain SLU
	695,000	7.50%, 12/15/2028(1)	792,859
		Turkey - 2.1%
		Turk Telekomunikasyon AS
	390,000	6.88%, 02/28/2025(1)	429,000
		Turkcell Iletisim Hizmetleri AS
	430,000	5.75%, 10/15/2025(1)(2)	453,650
		Turkiye Sinai Kalkinma Bankasi AS
	200,000	6.00%, 01/23/2025(1)	204,683
		Yapi ve Kredi Bankasi AS
		13.88%, 01/15/2024, (13.9% fixed rate until 01/15/2024; 5 year USD
	670,000	Swap + 11.245% thereafter)(1)(3)(4)	795,980
			1,883,313
		United Kingdom - 1.1%
		NAK Naftogaz Ukraine via Kondor Finance plc
	250,000	7.63%, 11/08/2026(1)	266,143

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

		Vedanta Resources Finance plc
	$750,000	9.25%, 04/23/2026(1)	$725,122
			991,265
		United States - 0.5%
		Gran Tierra Energy, Inc.
	510,000	7.75%, 05/23/2027(1)	495,366
		Total Corporate Bonds
		(cost $42,977,480)	$45,373,342
Foreign Government Obligations - 41.1%
		Angola - 2.0%
		Angolan Government International Bond
	350,000	8.00%, 11/26/2029(1)	369,957
	420,000	8.25%, 05/09/2028(1)	452,336
	890,000	9.38%, 05/08/2048(1)	964,019
			1,786,312
		Argentina - 3.5%
		Provincia de Buenos Aires
	978,000	7.88%, 06/15/2027(1)	364,305
		Provincia de Cordoba
	3,290,000	7.13%, 06/10/2021(1)	2,582,650
	266,000	7.45%, 09/01/2024(1)(2)	189,927
			3,136,882
		Brazil - 2.1%
		Brazil Notas do Tesouro Nacional
BRL	3,227,000	10.00%, 01/01/2023	840,435
	2,366,000	10.00%, 01/01/2025	638,605
		Prumo Participacoes e Investimentos S.A
	$371,798	7.50%, 12/31/2031(1)	404,795
			1,883,835
		Cameroon - 0.9%
		Republic of Cameroon International Bond
	700,000	9.50%, 11/19/2025(1)	796,729
		Colombia - 1.5%
		Colombia Government International Bond
	460,000	3.00%, 01/30/2030	463,910
COP 1,867,000,000		4.38%, 03/21/2023	534,128
	1,257,000,000	7.75%, 04/14/2021	378,140
			1,376,178
		Czech Republic - 0.6%
		Czech Republic Government Bond
CZK	12,650,000	2.40%, 09/17/2025(5)	583,173
		Ecuador - 1.3%
		Ecuador Government International Bond
	$388,000	9.65%, 12/13/2026(1)	344,350
	810,000	10.75%, 03/28/2022(1)	801,900
			1,146,250
		Egypt - 0.5%
		Egypt Government International Bond
	400,000	8.70%, 03/01/2049(1)	460,718
		Gabon - 0.8%
		Gabon Government International Bond
	760,000	6.63%, 02/06/2031(1)	764,717
		Ghana - 0.5%
		Ghana Government International Bond
	460,000	8.63%, 06/16/2049(1)	460,590
		Indonesia - 2.9%
		Indonesia Treasury Bond
IDR 4,168,000,000		7.00%, 05/15/2027	311,729
	11,611,000,000	7.50%, 08/15/2032	867,317
	7,146,000,000	8.38%, 03/15/2034	575,082

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

	9,981,000,000	9.00%, 03/15/2029	$833,273
			2,587,401
		Kenya - 0.6%
		Kenya Government International Bond
	$470,000	8.25%, 02/28/2048(1)	505,856
		Malaysia - 1.4%
		Malaysia Government Bond
MYR	3,780,000	3.48%, 06/14/2024	941,596
	1,230,000	3.90%, 11/30/2026	314,096
			1,255,692
		Mexico - 4.3%
		Mexican Bonos
MXN	5,351,900	5.75%, 03/05/2026	271,236
	33,263,500	7.50%, 06/03/2027	1,849,680
	1,600,100	7.75%, 05/29/2031	91,620
	8,366,000	7.75%, 11/13/2042	482,577
	15,161,400	8.00%, 12/07/2023	839,668
		Mexico Government International Bond
	$252,000	5.75%, 10/12/2110	313,110
			3,847,891
		Nigeria - 0.5%
		Nigeria Government International Bond
	430,000	9.25%, 01/21/2049(1)	484,190
		Peru - 0.6%
		Peru Government Bond
PEN	1,550,000	6.95%, 08/12/2031	563,787
		Poland - 3.5%
		Republic of Poland Government Bond
PLN	12,240,000	2.25%, 04/25/2022	3,204,593
		Russia - 7.2%
		Russian Federal Bond - OFZ
RUB	26,800,000	6.50%, 02/28/2024	431,022
	68,850,000	6.90%, 05/23/2029	1,137,135
	172,930,000	7.75%, 09/16/2026	2,962,969
		Russian Foreign Bond - Eurobond
	$800,000	4.75%, 05/27/2026(1)	903,600
	800,000	5.25%, 06/23/2047(1)	1,046,536
			6,481,262
		South Africa - 0.7%
		Republic of South Africa Government Bond
ZAR	9,549,271	6.50%, 02/28/2041	443,662
	2,980,000	9.00%, 01/31/2040	181,320
			624,982
		South Korea - 0.8%
		Korea Hydro & Nuclear Power Co., Ltd.
	$670,000	3.75%, 07/25/2023(1)	709,299
		Thailand - 0.8%
		Thailand Government Bond
THB	22,160,000	2.13%, 12/17/2026	753,242
		Turkey - 2.9%
		Export Credit Bank of Turkey
	$857,000	8.25%, 01/24/2024(1)	955,159
		Turkey Government Bond
TRY	1,490,000	8.50%, 09/14/2022	242,493
	3,070,000	9.00%, 07/24/2024	498,607
	2,290,000	9.20%, 09/22/2021	378,430
	3,080,000	10.60%, 02/11/2026	533,941

2,608,630

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

	Ukraine - 1.2%
	Ukraine Government International Bond
$1,020,000	7.38%, 09/25/2032(1)	$1,127,100
	Total Foreign Government Obligations
	(cost $36,748,356)	$37,149,309
	Total Long-Term Investments
	(cost $79,725,836)	$82,522,651

Short-Term Investments - 9.0%

Other Investment Pools & Funds - 0.1%

Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio,

60,067	Institutional Class, 1.43%(6)	60,067
	Securities Lending Collateral - 2.9%
131,765	Citibank NA DDCA, 1.58%, 2/3/2020(6)	131,765
	Fidelity Investments Money Market Funds, Government Portfolio,
614,750	Institutional Class, 1.50%(6)	614,750
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
519,432	Class, 1.72%(6)	519,432
188,925	JPMorgan Prime Money Market Fund, 1.69%(6)	188,925
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
495,912	Class, 1.71%(6)	495,912
	State Street Institutional Liquid Reserves Fund, Institutional Class,
684,702	1.71%(6)	684,702
		2,635,486

U.	S. Treasury - 6.0%
U.	S. Treasury Bills - 6.0%

$850,000	1.49%, 02/25/2020(7)			849,155
1,550,000	1.49%, 03/05/2020(7)			1,547,879
3,050,000	1.50%, 02/27/2020(7)			3,046,707
				5,443,741
	Total Short-Term Investments
	(cost $8,139,294)			$8,139,294
	Total Investments
	(cost $87,865,130)	100.2	% $	90,661,945
	Other Assets and Liabilities	(0.2)%		(217,010)
	Total Net Assets	100.0	% $	90,444,935

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $48,593,583, representing 53.7% of net assets.
(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $6,581,506, representing 7.3% of net assets.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.

		Futures Contracts Outstanding at January 31, 2020
								Value and
				Number			Current	Unrealized
				of			Notional	Appreciation/
Description				Contracts	Expiration Date		Amount	(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond Future				12	03/20/2020		$2,324,250		$(37,088)
Total futures contracts								$	(37,088)

	OTC Credit Default Swap Contracts Outstanding at January 31, 2020

					Periodic	Upfront	Upfront		Unrealized
	Counter-	Notional	(Pay)/Receive Expiration		Payment	Premiums	Premiums	Market	Appreciation/
Reference Entity	party	Amount (a)	Fixed Rate	Date	Frequency	Paid	Received	Value †	(Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Argentine
Republic
Government
International
Bond	JPM USD	3,790,000	(1.00%)	12/20/24	Quarterly	$155,526	$—	$143,031	$(12,495)

Credit default swaps on single-name issues:
Sell protection:
Argentine
Republic
Government
International
Bond	JPM USD	4,360,000	1.00%	12/20/24	Quarterly	$—	$(129,476)	$(67,199)	$62,277

Total single-name issues						$155,526	$(129,476)	$75,832	$49,782

Total OTC contracts						$155,526	$(129,476)	$75,832	$49,782

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
3,190,000	BRL	757,719	USD	CBK	04/30/20	$—	$(15,997)
3,109,790,000	COP	944,938	USD	UBS	03/02/20	—	(37,298)
740,000	EUR	817,709	USD	CBK	03/20/20	5,560	—
102,890,000	JPY	954,308	USD	UBS	02/06/20	—	(4,401)
17,408,389	MXN	919,598	USD	UBS	03/13/20	—	(4,132)
11,545,000	TRY	1,675,131	USD	CBK	04/06/20	225,742	—
3,495,000	TRY	509,735	USD	JPM	04/06/20	65,713	—
742,465	USD	3,190,000	BRL	CBK	04/30/20	742	—
989,613	USD	791,690,000	CLP	JPM	05/04/20	1,159	—
882,460	USD	3,109,790,000	COP	UBS	03/02/20	—	(25,180)
822,085	USD	740,000	EUR	JPM	03/20/20	—	(1,184)
935,830	USD	102,890,000	JPY	JPM	02/06/20	—	(14,077)
906,862	USD	17,408,389	MXN	UBS	03/13/20	—	(8,604)
1,905,244	USD	15,040,000	TRY	CBK	04/06/20	—	(571,077)
Total						$298,916	$(681,950)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: CBK JPM UBS Currency Abbreviations: BRL CLP COP CZK EUR IDR JPY MXN MYR PEN PLN RUB THB TRY USD ZAR

Citibank NA

JP Morgan Chase & Co. UBS AG

Brazilian Real Chilean Peso Colombian Peso Czech Koruna Euro Indonesian Rupiah Japanese Yen Mexican Peso Malaysian Ringgit Peruvian Sol Polish Zloty Russian Ruble Thai Baht Turkish Lira United States Dollar South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations: DDCA JSC OTC PT	Dollars on Deposit in Custody Account Joint Stock Company Over-the-Counter Perseroan Terbatas

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds		$45,373,342	$—	$45,373,342	$—
Foreign Government Obligations		37,149,309	—	37,149,309	—
Short-Term Investments		8,139,294	2,695,553	5,443,741	—
Foreign Currency Contracts(2)		298,916	—	298,916	—
Swaps - Credit Default(2)		62,277	—	62,277	—
Total		$91,023,138	$2,695,553	$88,327,585	$—
Liabilities
Foreign Currency Contracts(2)		$(681,950)	$—	$(681,950)	$—
Futures Contracts(2)		(37,088)	(37,088)	—	—
Swaps - Credit Default(2)		(12,495)	—	(12,495)	—
Total		$(731,533)	$(37,088)	$(694,445)	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.4%
	Australia - 3.2%
3,665,520	Beach Energy Ltd.	$6,393,972
158,917	BHP Group Ltd.	4,075,251
86,264	BlueScope Steel Ltd.	807,342
737,193	Coca-Cola Amatil Ltd.	5,857,673
61,175	Collection House Ltd.	43,612
423,498	Computershare Ltd.	5,000,686
950,099	Fortescue Metals Group Ltd.	7,038,167
346,051	GWA Group Ltd.(1)	821,921
63,430	McMillan Shakespeare Ltd.	542,429
260,963	Pendal Group Ltd.	1,527,174
475,648	Perenti Global Ltd.	482,157
1,513,722	Resolute Mining Ltd.*	1,188,951
146,999	Rio Tinto Ltd.	9,538,519
334,969	Sandfire Resources Ltd.	1,230,287
538,936	Santos Ltd.	3,093,178
153,707	SmartGroup Corp. Ltd.	691,398
1,143,562	St. Barbara Ltd.	2,131,685
599,758	Woodside Petroleum Ltd.	13,740,777
		64,205,179
	Austria - 1.1%
39,903	ams AG*	1,621,545
32,991	BAWAG Group AG*(2)	1,425,899
119,109	Erste Group Bank AG*	4,373,367
5,899	Flughafen Wien AG	238,807
2,087	Mayr Melnhof Karton AG	287,008
187,376	OMV AG	9,311,474
199,550	Raiffeisen Bank International AG	4,545,554
		21,803,654
	Belgium - 1.3%
9,865	Befimmo S.A. REIT	607,213
50,069	bpost S.A.	498,958
2,358	Cofinimmo S.A. REIT	376,057
24,718	Galapagos N.V.*	5,524,448
395,345	Proximus SADP	11,264,206
16,838	Sofina S.A.	3,852,087
52,694	UCB S.A.	4,849,016
		26,971,985
	Brazil - 0.2%
91,517	Cia Paranaense de Energia ADR	1,563,110
68,993	Construtora Tenda S.A.	576,418
181,000	Smiles Fidelidade S.A.	1,626,321
54,000	Vale S.A.	633,863
		4,399,712
	Canada - 4.1%
226,300	Alamos Gold, Inc. Class A	1,427,841
33,676	Celestica, Inc.*	304,850
212,700	Centerra Gold, Inc.*	1,703,657
292,100	CI Financial Corp.	5,118,482
259,700	Crescent Point Energy Corp.	855,593
138,200	Dundee Precious Metals, Inc.*	638,055
200	E-L Financial Corp. Ltd.	123,016
158,500	Enerflex Ltd.	1,212,045
146,000	Enerplus Corp.	744,673
45,729	Ensign Energy Services, Inc.	81,548
133,900	Fortuna Silver Mines, Inc.*(1)	525,118
163,300	Genworth MI Canada, Inc.(1)	7,206,226
32,300	iA Financial Corp., Inc.	1,777,550
361,700	IAMGOLD Corp.*	1,079,579
33,600	Linamar Corp.	1,106,967
229,300	Magna International, Inc.	11,624,405

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

650,800	Manulife Financial Corp.	$12,677,667
42,700	Martinrea International, Inc.	416,223
1,300	Morguard Real Estate Investment Trust REIT	12,367
215,800	Open Text Corp.	9,712,141
237,400	Parex Resources, Inc.*	3,758,146
74,700	Pretium Resources, Inc.*	813,380
43,500	Ritchie Bros Auctioneers, Inc.	1,836,440
172,000	SEMAFO, Inc.*	362,611
260,800	Sun Life Financial, Inc.	12,261,581
264,241	Surge Energy, Inc.(1)	199,668
240,026	Tamarack Valley Energy Ltd.*	306,517
176,400	Teck Resources Ltd. Class B	2,279,311
71,200	TFI International, Inc.	2,280,079
116,265	Westshore Terminals Investment Corp.(1)	1,412,680
		83,858,416
	Chile - 0.2%
6,333,948	Aguas Andinas S.A. Class A	2,374,340
2,617,917	Enel Generacion Chile S.A.	1,177,621
140,297	Inversiones Aguas Metropolitanas S.A.	131,407
		3,683,368
	China - 5.1%
7,698,000	Agricultural Bank of China Ltd. Class H	2,972,033
278,000	Anhui Conch Cement Co., Ltd. Class H	1,774,388
2,344,000	Anhui Expressway Co., Ltd. Class H	1,310,668
4,667,500	BAIC Motor Corp. Ltd. Class H(2)	2,300,590
14,932,000	Bank of China Ltd. Class H	5,776,098
4,323,000	Bank of Communications Co., Ltd. Class H	2,769,164
30,000	Baoye Group Co., Ltd. Class H*	16,724
4,676,000	China BlueChemical Ltd. Class H	991,724
1,228,000	China Conch Venture Holdings Ltd.	5,460,435
10,812,000	China Construction Bank Corp. Class H	8,190,479
1,478,000	China Lesso Group Holdings Ltd.	1,899,805
733,000	China Machinery Engineering Corp. Class H	272,469
3,023,000	China Medical System Holdings Ltd.	4,023,364
3,064,000	China Petroleum & Chemical Corp. Class H	1,613,568
984,000	China Shineway Pharmaceutical Group Ltd.	851,112
2,353,000	CNOOC Ltd.	3,522,529
1,708,000	Consun Pharmaceutical Group Ltd.	874,786
2,324,000	Dongfeng Motor Group Co., Ltd. Class H	1,736,679
3,193,000	FIH Mobile Ltd.*	494,590
1,452,000	Fufeng Group Ltd.*	561,085
1,988,500	Great Wall Motor Co., Ltd. Class H(1)	1,313,924
2,080,000	Guangzhou Automobile Group Co., Ltd. Class H	2,084,676
780,000	Hengan International Group Co., Ltd.	5,681,630
12,196,000	Industrial & Commercial Bank of China Ltd. Class H	8,095,378
4,006,000	Jiangsu Expressway Co., Ltd. Class H	4,963,458
22,866	JOYY, Inc.*	1,384,079
17,480	Jumei International Holding Ltd. ADR*	288,420
7,953,000	Lonking Holdings Ltd.	2,085,994
1,372,000	Luye Pharma Group Ltd.(1)(2)	880,172
107,244	Momo, Inc. ADR	3,281,666
573,500	Ping An Insurance Group Co., of China Ltd. Class H	6,485,052
366,000	Shenzhen Expressway Co., Ltd. Class H	473,560
1,755,000	Sinopec Engineering Group Co., Ltd. Class H	945,676
1,506,500	Sinotruk Hong Kong Ltd.	2,586,725
1,021,000	Tian Ge Interactive Holdings Ltd.*(2)	230,056
1,068,000	Tianneng Power International Ltd.(1)	714,926
331,781	Vipshop Holdings Ltd. ADR*	4,223,572
3,284,000	Want Want China Holdings Ltd.	2,710,777
2,376,000	Weichai Power Co., Ltd. Class H	4,159,735
1,242,000	Youyuan International Holdings Ltd.*(1)(3)(5)	27,026
2,294,000	Zhejiang Expressway Co., Ltd. Class H	1,872,747
1,693,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,243,441

103,144,980

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Czech Republic - 0.1%
1,907	Philip Morris CR AS	$1,293,195
	Denmark - 0.3%
79,463	Pandora A/S	4,120,627
116,501	Scandinavian Tobacco Group A/S Class A(2)	1,527,607
80,953	Spar Nord Bank A/S	784,552
		6,432,786
	Finland - 0.7%
66,607	Alma Media Oyj	639,718
247,907	Sampo Oyj Class A	11,222,045
47,390	TietoEVRY Oyj	1,549,406
		13,411,169
	France - 7.9%
89,076	Atos SE	7,386,937
60,749	BNP Paribas S.A.	3,223,799
574,229	CGG S.A.*	1,613,539
72,529	Cie Generale des Etablissements Michelin SCA	8,415,045
109,001	Danone S.A.	8,722,743
192,680	Eutelsat Communications S.A.	2,887,915
89,537	Faurecia SE	4,266,130
45,002	Gaztransport Et Technigaz S.A.	4,548,982
91,600	Ipsen S.A.	6,797,637
25,935	IPSOS	840,296
19,138	Kaufman & Broad S.A.	812,068
279,912	Metropole Television S.A.	4,662,753
223,349	Peugeot S.A.	4,598,811
449,072	Publicis Groupe S.A.	19,906,979
80,131	Quadient	1,927,538
12,552	Rothschild & Co.	337,070
279,799	Sanofi	26,983,344
99,703	Schneider Electric SE	9,943,028
30,070	SEB S.A.	3,860,898
97,733	Societe BIC S.A.	6,606,415
152,567	Societe Generale S.A.	4,937,016
4,614	Sopra Steria Group	736,596
137,757	Television Francaise 1 S.A.	1,037,112
392,787	Total S.A.	19,125,072
7,463	Trigano S.A.	707,663
78,174	UBISOFT Entertainment S.A.*	5,928,835
		160,814,221
	Georgia - 0.1%
68,559	TBC Bank Group plc	1,122,599
	Germany - 1.3%
22,870	Allianz SE	5,460,062
65,590	Bayer AG	5,263,957
415,485	Deutsche Bank AG	3,801,249
65,346	Deutz AG	341,281
11,437	Hochtief AG	1,322,863
284,998	ProSiebenSat.1 Media SE	3,788,182
40,441	Rocket Internet SE*(2)	947,255
150,794	Software AG	5,027,099
94,601	Takkt AG	1,241,984
		27,193,932
	Greece - 0.1%
22,873	JUMBO S.A.	465,997
12,653	Motor Oil Hellas Corinth Refineries S.A.	268,672
33,546	Mytilineos S.A.	343,734
142,374	Piraeus Bank S.A.*	505,609
		1,584,012
	Hong Kong - 3.7%
267,000	Bank of East Asia Ltd.	575,911
1,400,000	BOC Hong Kong Holdings Ltd.	4,627,816

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

2,116,000	Brilliance China Automotive Holdings Ltd.	$1,875,433
1,515,000	Champion REIT	909,103
1,184,000	China Resources Cement Holdings Ltd.	1,324,603
4,300,000	China Travel International Investment Hong Kong Ltd.	685,893
1,618,000	China Unicom Hong Kong Ltd.	1,349,767
931,500	CK Asset Holdings Ltd.	5,951,310
810,000	CSI Properties Ltd.	29,001
401,200	Dah Sing Banking Group Ltd.	510,912
111,600	Dah Sing Financial Holdings Ltd.	401,220
285,000	Emperor Entertainment Hotel Ltd.	50,838
1,154,000	Guangdong Investment Ltd.	2,342,239
417,000	Hang Lung Group Ltd.	1,030,470
589,000	Hang Lung Properties Ltd.	1,230,377
90,800	Hang Seng Bank Ltd.	1,835,370
943,000	Henderson Land Development Co., Ltd.	4,233,742
187,600	Hongkong Land Holdings Ltd.	995,772
1,104,000	Hysan Development Co., Ltd.	4,121,201
829,500	Kerry Properties Ltd.	2,313,732
271,500	Kingboard Holdings Ltd.	714,434
4,666,000	Kunlun Energy Co., Ltd.	3,614,159
10,020	Lai Sun Development Co., Ltd.	11,853
962,000	Pacific Textiles Holdings Ltd.	622,075
929,000	PAX Global Technology Ltd.	430,490
68,000	Qingling Motors Co., Ltd. Class H	15,881
249,000	Shanghai Industrial Holdings Ltd.	438,582
1,528,000	Sino Land Co., Ltd.	2,082,415
20,000	Soundwill Holdings Ltd.	23,160
759,500	Sun Hung Kai Properties Ltd.	10,580,103
2,105,600	Swire Properties Ltd.	6,536,637
41,000	TAI Cheung Holdings Ltd.	32,446
713,000	TCL Electronics Holdings Ltd.	319,379
921,000	Wharf Real Estate Investment Co., Ltd.	4,756,272
418,000	Wheelock & Co., Ltd.	2,544,435
3,604,000	Xinyi Glass Holdings Ltd.	4,516,838
2,272,000	Yuexiu Transport Infrastructure Ltd.	1,978,621
		75,612,490
	Hungary - 0.1%
128,870	MOL Hungarian Oil & Gas plc	1,092,974
41,658	OTP Bank Nyrt	1,929,680
		3,022,654
	India - 0.7%
29,838	GAIL India Ltd. GDR	298,380
874,400	Infosys Ltd. ADR	9,583,424
938,600	Wipro Ltd. ADR	3,407,118
		13,288,922
	Indonesia - 0.5%
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	55,227
1,569,700	Link Net Tbk PT	421,882
12,957,900	Panin Financial Tbk PT*	246,506
27,797,300	Telekomunikasi Indonesia Persero Tbk PT	7,710,329
761,100	United Tractors Tbk PT	1,063,558
		9,497,502
	Ireland - 0.3%
1,218,668	AIB Group plc	3,572,944
498,558	Bank of Ireland Group plc	2,428,090
		6,001,034
	Israel - 1.2%
427,671	Bank Hapoalim BM	3,671,827
233,412	Bank Leumi Le-Israel BM	1,678,216
108,917	Check Point Software Technologies Ltd.*	12,450,302
515,881	Israel Chemicals Ltd.	2,166,894
276,063	Israel Discount Bank Ltd. Class A	1,252,120
88,700	Ituran Location and Control Ltd.	2,260,076

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

1	Mehadrin Ltd.*	$26
300,449	Phoenix Holdings Ltd.	1,646,296
		25,125,757
	Italy - 1.1%
75,790	ASTM S.p.A.	2,214,005
78,948	Banca IFIS S.p.A	1,251,791
26,502	Cembre S.p.A.	692,182
397,580	Eni S.p.A.	5,569,132
109,536	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT	728,016
275,253	Italgas S.p.A.	1,829,671
227,208	Maire Tecnimont S.p.A.(1)	585,969
799,639	Mediaset S.p.A.*(1)	2,111,750
480,578	Mediobanca Banca di Credito Finanziario S.p.A.	4,794,051
626,278	Saras S.p.A	840,377
87,858	Societa Cattolica di Assicurazioni S.c.r.l.	694,771
149,124	UniCredit S.p.A.	1,991,894
		23,303,609
	Japan - 19.9%
26,900	77 Bank Ltd.	407,589
107,800	ADEKA Corp.	1,557,874
107,500	Aida Engineering Ltd.	861,708
35,500	Aisin Seiki Co., Ltd.	1,181,796
26,000	Akatsuki, Inc.(1)	1,186,432
3,000	Akita Bank Ltd.	54,694
34,500	Arakawa Chemical Industries Ltd.	476,854
2,200	Arcland Sakamoto Co., Ltd.	24,190
54,300	Arisawa Manufacturing Co., Ltd.	486,555
75,400	Asahi Diamond Industrial Co., Ltd.	412,393
27,200	Asahi Yukizai Corp.	420,121
685,900	Astellas Pharma, Inc.	12,119,936
175,200	Ateam, Inc.	1,485,803
1,900	Atsugi Co., Ltd.	13,783
34,400	Awa Bank Ltd.	756,473
1,500	Bando Chemical Industries Ltd.	11,171
65,100	Belluna Co., Ltd.	369,892
25,700	Canon Electronics, Inc.	487,800
18,000	Central Glass Co., Ltd.	391,139
125,100	Central Japan Railway Co.	24,554,824
229,000	Chiba Bank Ltd.	1,241,770
85,700	Chugoku Bank Ltd.	812,377
428,100	Citizen Watch Co., Ltd.	2,069,618
73,400	CMK Corp.	346,280
690,600	Concordia Financial Group Ltd.	2,603,273
3,100	Corona Corp.	29,084
78,200	Daido Metal Co., Ltd.	484,012
18,200	Daido Steel Co., Ltd.	695,972
46,300	Daiho Corp.	1,150,351
46,900	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	395,264
146,600	Daikyonishikawa Corp.	1,000,686
1,800	Dainichi Co., Ltd.	11,372
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	714,435
660,800	Daiwa Securities Group, Inc.	3,341,845
52,200	Daiwabo Holdings Co., Ltd.	2,906,078
57,700	DIC Corp.	1,512,593
36,000	Eagle Industry Co., Ltd.	320,147
6,000	Eidai Co., Ltd.	19,004
61,600	Exedy Corp.	1,274,729
124,500	FCC Co., Ltd.	2,516,904
135,600	Ferrotec Holdings Corp.(1)	995,806
23,900	First Bank of Toyama Ltd.	67,307
46,400	Foster Electric Co., Ltd.	689,560
152,200	Fuji Media Holdings, Inc.	2,069,402
8,400	Fujikura Kasei Co., Ltd.	41,399
1,600	Fujishoji Co., Ltd.	14,442
1,100	FuKoKu Co., Ltd.(1)	7,266

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

29,400	G-Tekt Corp.	$422,186
53,800	Geo Holdings Corp.	611,485
34,600	Glory Ltd.	986,908
24,100	Goldcrest Co., Ltd.	414,284
30,800	GungHo Online Entertainment, Inc.	560,321
117,000	Gunma Bank Ltd.	376,081
237,400	Hachijuni Bank Ltd.	906,757
37,600	Hamakyorex Co., Ltd.	1,130,822
348,700	Haseko Corp.	4,546,331
226,500	Hazama Ando Corp.	1,853,295
37,400	Hirano Tecseed Co., Ltd.	563,676
135,400	Hitachi Ltd.	5,157,046
251,400	Honda Motor Co., Ltd.	6,429,651
127,700	Hosiden Corp.	1,399,689
29,000	Hosokawa Micron Corp.	1,330,389
10,500	Imasen Electric Industrial	85,172
60,000	Inaba Denki Sangyo Co., Ltd.	1,501,209
927,800	Inpex Corp.	8,660,241
18,900	Internet Initiative Japan, Inc.	533,746
503,700	Isuzu Motors Ltd.	4,934,975
231,900	ITOCHU Corp.	5,417,408
28,800	Iwatani Corp.	959,735
1,400	Iwatsu Electric Co., Ltd.	10,532
324,200	Iyo Bank Ltd.	1,673,074
3,900	Japan Foundation Engineering Co., Ltd.	13,978
86,100	Japan Petroleum Exploration Co., Ltd.	2,114,508
83,100	JDC Corp.	453,320
152,400	Kajima Corp.	1,933,403
42,900	Kaken Pharmaceutical Co., Ltd.	2,262,188
78,300	Kamigumi Co., Ltd.	1,673,084
91,000	Kanamoto Co., Ltd.	2,240,426
63,800	Kandenko Co., Ltd.	600,804
41,200	Kaneka Corp.	1,263,153
33,600	Kanematsu Corp.	430,803
50,600	Kasai Kogyo Co., Ltd.	375,044
717,800	KDDI Corp.	21,691,236
40,000	Keihin Corp.	935,019
131	Kenedix Office Investment Corp. REIT	1,052,270
4,700	Kondotec, Inc.	48,798
14,200	Krosaki Harima Corp.	842,331
52,700	Kureha Corp.	2,956,018
1,900	Kyodo Printing Co., Ltd.	51,664
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	403,190
45,600	Kyudenko Corp.	1,316,039
72,300	Macromill, Inc.	661,786
36,700	Makino Milling Machine Co., Ltd.	1,372,823
151,600	Marubeni Corp.	1,089,339
31,800	Maxell Holdings Ltd.	417,441
253,100	Mazda Motor Corp.	2,124,469
730,000	Mitsubishi Chemical Holdings Corp.	5,275,689
159,000	Mitsubishi Corp.	4,076,063
284,500	Mitsubishi Gas Chemical Co., Inc.	4,307,313
1,500	Mitsubishi Research Institute, Inc.	59,942
665,700	Mitsubishi UFJ Financial Group, Inc.	3,418,114
22,200	Mitsuboshi Belting Ltd.	378,762
208,000	Mitsui & Co., Ltd.	3,699,407
134,300	Mitsui Chemicals, Inc.	2,949,394
35,700	Mitsui Matsushima Holdings Co., Ltd.	375,230
34,600	Mitsui Sugar Co., Ltd.	677,885
42,100	Mixi, Inc.	740,260
2,327,500	Mizuho Financial Group, Inc.	3,451,521
35,400	Mizuno Corp.	853,346
55,100	Modec, Inc.	1,215,481
3,900	Murakami Corp.	100,600
105,800	Musashi Seimitsu Industry Co., Ltd.	1,235,815
88,300	Nagase & Co., Ltd.	1,214,800

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

2,600	Natoco Co., Ltd.	$31,362
229,000	NHK Spring Co., Ltd.	1,843,791
21,900	Nichias Corp.	521,998
4,000	Nichireki Co., Ltd.	48,801
10,868	Nichirin Co., Ltd.	193,404
25,900	Nikkon Holdings Co., Ltd.	597,578
85,200	Nippon Carbon Co., Ltd.(1)	2,895,140
71,700	Nippon Electric Glass Co., Ltd.	1,385,104
969,500	Nippon Light Metal Holdings Co., Ltd.	1,849,850
31,900	Nippon Pillar Packing Co., Ltd.	424,110
26,600	Nippon Seiki Co., Ltd.	390,779
29,400	Nippon Shokubai Co., Ltd.	1,723,755
15,000	Nippon Soda Co., Ltd.	403,659
580,100	Nippon Telegraph & Telephone Corp.	14,790,830
122,400	Nippon Thompson Co., Ltd.	508,903
74,600	Nishimatsu Construction Co., Ltd.	1,654,622
53,300	Nishio Rent All Co., Ltd.	1,432,063
40,300	Nissin Kogyo Co., Ltd.	814,692
22,200	Nitta Corp.	621,231
205,600	NOK Corp.	2,738,306
12,400	Noritake Co. Ltd.	492,930
25,200	NS Solutions Corp.	757,012
618,000	NTT DOCOMO, Inc.	17,558,853
373,100	Obayashi Corp.	4,091,778
537,400	Oji Holdings Corp.	2,730,312
27,900	Okinawa Cellular Telephone Co.	1,121,722
20,600	Okura Industrial Co., Ltd.	329,762
78,800	Open House Co., Ltd.	2,094,770
49,800	Optorun Co., Ltd.(1)	1,303,299
139,400	ORIX Corp.	2,354,809
65,000	Osaki Electric Co., Ltd.	372,062
175,100	OSJB Holdings Corp.	431,980
238,100	Penta-Ocean Construction Co., Ltd.	1,406,301
36,000	Piolax, Inc.	636,702
198,500	Press Kogyo Co., Ltd.	653,412
159,600	Rengo Co., Ltd.	1,118,325
25,300	Ryobi Ltd.	409,756
26,100	Ryosan Co., Ltd.	603,626
46,900	San-In Godo Bank Ltd.	257,211
2,000	Sanko Metal Industrial Co., Ltd.	47,831
13,000	Sanyo Chemical Industries Ltd.	608,541
71,700	Sawai Pharmaceutical Co., Ltd.	4,659,464
18,600	SEC Carbon Ltd.(1)	1,420,075
321,900	Seino Holdings Co., Ltd.	4,114,583
256,500	Sekisui House Ltd.	5,515,302
13,500	Shibaura Mechatronics Corp.	456,452
14,600	Shibuya Corp.	405,261
18,800	Shiga Bank Ltd.	451,321
6,000	Shikoku Chemicals Corp.	67,611
310,900	Shimizu Corp.	3,188,849
10,200	Shindengen Electric Manufacturing Co., Ltd.	310,868
70,600	Shinnihon Corp.	587,733
23,400	Shinwa Co., Ltd.	470,516
228,900	Shionogi & Co., Ltd.	13,613,620
287,800	Shizuoka Bank Ltd.	2,020,459
50,800	Shizuoka Gas Co., Ltd.	408,841
154,800	Showa Corp.	3,194,628
210,600	Showa Denko KK	5,036,005
43,000	Sintokogio Ltd.	366,887
600	SK Kaken Co., Ltd.	261,917
29,500	SK-Electronics Co., Ltd.	493,136
327,100	SKY Perfect JSAT Holdings, Inc.	1,407,056
21,800	Starts Corp., Inc.	526,401
167,000	Sumitomo Corp.	2,484,069
595,800	Sumitomo Electric Industries Ltd.	7,942,981
115,500	Sumitomo Forestry Co., Ltd.	1,603,840

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

87,700	Sumitomo Heavy Industries Ltd.	$2,297,466
146,500	Sumitomo Mitsui Construction Co., Ltd.	823,985
130,300	Sumitomo Mitsui Financial Group, Inc.	4,581,268
33,600	Sumitomo Seika Chemicals Co., Ltd.	957,237
32,900	Tachi-S Co., Ltd.	383,144
55,300	Tadano Ltd.	466,223
19,000	Taihei Dengyo Kaisha Ltd.	395,948
106,300	Taisei Corp.	4,243,893
23,400	Takasago Thermal Engineering Co., Ltd.	406,367
46,800	Takeuchi Manufacturing Co., Ltd.	789,745
98,700	Tatsuta Electric Wire and Cable Co., Ltd.	519,734
107,100	Toagosei Co., Ltd.	1,197,445
33,000	Tobishima Corp.	417,538
577,200	Tokai Carbon Co., Ltd.(1)	5,216,608
41,700	Tokai Rika Co., Ltd.	708,698
135,600	Tokyo Broadcasting System Holdings, Inc.	2,345,260
174,300	Tokyu Construction Co., Ltd.	1,216,263
264,500	Toppan Printing Co., Ltd.	5,271,492
74,800	Topre Corp.	1,135,340
25,000	Torii Pharmaceutical Co., Ltd.	848,492
1,000	Toukei Computer Co., Ltd.	32,670
105,600	Toyo Construction Co., Ltd.	500,229
38,200	Toyo Ink SC Holdings Co., Ltd.	851,626
22,200	Toyo Kanetsu KK	442,730
79,400	Toyo Seikan Group Holdings Ltd.	1,343,258
38,400	Toyo Tanso Co., Ltd.	714,126
84,600	Toyota Boshoku Corp.	1,221,390
102,200	Toyota Tsusho Corp.	3,533,264
44,400	TPR Co., Ltd.	726,756
5,700	Trancom Co., Ltd.	404,693
75,800	TS Tech Co., Ltd.	2,083,163
34,400	Tsubakimoto Chain Co.	1,058,584
48,200	TV Asahi Holdings Corp.	919,390
20,200	Tv Tokyo Holdings Corp.	430,334
62,000	Ube Industries Ltd.	1,244,403
75,400	Unipres Corp.	961,724
54,700	UNITED, Inc.	586,984
3,100	Utoc Corp.	15,989
58,100	V Technology Co., Ltd.(1)	2,566,559
92,000	Wakita & Co., Ltd.	851,019
48,400	YAMABIKO Corp.	472,575
206,500	Yamaha Motor Co., Ltd.	3,832,148
52,900	Yokogawa Bridge Holdings Corp.	992,300
77,000	Yokohama Rubber Co., Ltd.	1,308,786
18,500	Yuasa Trading Co., Ltd.	593,546
54,500	Yurtec Corp.	326,939
54,200	Zeon Corp.	575,540
		405,481,490
	Luxembourg - 0.5%
64,124	Orion Engineered Carbons S.A.	1,006,747
40,082	Reinet Investments SCA	855,086
133,877	RTL Group S.A.	6,083,071
8,034	Stabilus S.A.	488,075
36,200	Ternium S.A. ADR	757,666
		9,190,645
	Malaysia - 0.8%
48,400	AFFIN Bank Bhd	21,673
396,800	AMMB Holdings Bhd	356,956
4,465,100	Astro Malaysia Holdings Bhd	1,301,568
709,400	BerMaz Auto Bhd	319,228
1,777,100	Genting Bhd	2,377,436
5,736,600	Hibiscus Petroleum Bhd*	1,180,588
380,000	Lingkaran Trans Kota Holdings Bhd	434,840
2,474,800	Petronas Chemicals Group Bhd	3,723,058
258,400	Petronas Gas Bhd	1,008,882

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

525,500	Public Bank Bhd	$2,376,386
1,604,200	RHB Bank Bhd	2,227,403
606,000	Uchi Technologies Bhd	390,395
239,400	Westports Holdings Bhd	230,754
		15,949,167
	Mexico - 0.4%
705,000	Banco del Bajio S.A.(2)	1,164,460
365,201	Bolsa Mexicana de Valores S.A.B. de C.V.	850,213
1,328,259	Concentradora Fibra Danhos S.A. de C.V. REIT	2,045,584
658,100	Gentera S.A.B. de C.V.	745,328
1,043,300	Grupo Financiero Inbursa S.A.B. de C.V.	1,187,657
211,400	Grupo Herdez S.A.B. de C.V. Series *	421,334
511,100	Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	1,057,336
50	Urbi Desarrollos Urbanos S.A.B. de C.V.*	3
		7,471,915
	Netherlands - 2.9%
12,807	Aalberts N.V.	559,161
18,625	Aegon N.V.	75,429
26,903	Amsterdam Commodities N.V.	617,621
405,246	ASR Nederland N.V.	15,078,828
393,384	ING Groep N.V.	4,271,051
19,993	Koninklijke Volkerwessels N.V.	485,594
7,550	Nederland Apparatenfabriek	409,456
40,753	NIBC Holding N.V.(2)	373,010
185,779	NN Group N.V.	6,448,111
408,302	PostNL N.V.	755,089
7,760	Rhi Magnesita N.V.	332,200
626,467	Royal Dutch Shell plc Class A	16,434,032
337,314	Royal Dutch Shell plc Class B	8,863,465
96,633	Signify N.V.(2)	3,220,469
		57,923,516
	New Zealand - 0.1%
266,025	Freightways Ltd.	1,475,455
712,970	Skellerup Holdings Ltd.	1,147,501
479,653	SKY Network Television Ltd.	213,933
		2,836,889
	Norway - 1.8%
64,802	Austevoll Seafood ASA	631,802
2,552,432	DNO ASA	2,533,222
433,274	Equinor ASA	7,819,544
27,085	Fjordkraft Holding ASA(2)	186,104
921,450	Telenor ASA	16,651,567
311,474	TGS Nopec Geophysical Co. ASA	7,916,984
		35,739,223
	Peru - 0.2%
19,800	Credicorp Ltd.	4,090,284
242,213	Hochschild Mining plc	538,168
		4,628,452
	Philippines - 0.0%
373,000	Metropolitan Bank & Trust Co.	420,845
	Poland - 1.2%
89,684	Grupa Lotos S.A.	1,779,822
84,638	KGHM Polska Miedz S.A.*	1,989,490
222,765	Polski Koncern Naftowy ORLEN S.A.	4,346,265
1,183,506	Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,098,499
832,061	Powszechna Kasa Oszczednosci Bank Polski S.A.	7,332,871
691,697	Powszechny Zaklad Ubezpieczen S.A.	7,166,560
		23,713,507
	Portugal - 0.2%
222,607	Altri SGPS S.A.	1,373,974
4,856,684	Banco Comercial Portugues S.A.	1,030,200

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

143,631	Navigator Co. S.A.(1)	$515,419
397,699	NOS SGPS S.A.	2,064,212
		4,983,805
	Russia - 1.8%
336,999	Evraz plc	1,564,626
322,236	Gazprom PJSC ADR	2,258,757
98,972	Globaltrans Investment plc GDR	858,087
92,760	LUKOIL PJSC ADR	9,450,439
80,413	Magnitogorsk Iron & Steel Works PJSC GDR	738,191
126,097	MMC Norilsk Nickel PJSC ADR	4,067,889
104,035	PhosAgro PJSC GDR	1,320,204
178,091	Polymetal International plc	3,021,263
27,305	Polyus PJSC GDR	1,668,336
59,346	Severstal PJSC GDR	834,448
555,644	Surgutneftegas PJSC ADR	3,932,667
87,328	Tatneft PJSC ADR	6,277,137
		35,992,044
	Singapore - 3.4%
31,600	China Yuchai International Ltd.	408,272
3,193,300	ComfortDelGro Corp. Ltd.	5,051,278
1,195,900	DBS Group Holdings Ltd.	22,029,727
1,041,200	Hi-P International Ltd.	970,858
1,400,000	IGG, Inc.(1)	973,761
121,600	Jardine Cycle & Carriage Ltd.	2,585,500
507,500	Oversea-Chinese Banking Corp. Ltd.	3,993,572
745,000	Sheng Siong Group Ltd.	671,515
4,667,000	Singapore Telecommunications Ltd.	11,227,025
925,200	United Overseas Bank Ltd.	17,256,948
790,100	UOL Group Ltd.	4,589,748
		69,758,204
	South Africa - 2.3%
122,663	AECI Ltd.	848,347
113,183	African Rainbow Minerals Ltd.	1,267,711
10,524	Assore Ltd.	169,541
72,485	Astral Foods Ltd.	961,621
825,469	AVI Ltd.	4,257,008
268,724	Barloworld Ltd.	1,660,583
412,226	Harmony Gold Mining Co., Ltd. ADR*(1)	1,385,079
401,724	Impala Platinum Holdings Ltd.*	3,774,842
135,567	Kumba Iron Ore Ltd.	3,134,661
491,360	Momentum Metropolitan Holdings	654,448
4,022,713	Netcare Ltd.(1)	5,373,981
223,318	Reunert Ltd.	913,448
1,074,205	RMB Holdings Ltd.	5,258,795
896,837	Sanlam Ltd.	4,391,429
376,280	Sibanye Gold Ltd.*	969,156
417,995	Standard Bank Group Ltd.	4,360,006
200,209	Truworths International Ltd.	588,281
850,649	Vodacom Group Ltd.	6,612,286
		46,581,223
	South Korea - 3.6%
30,450	Asia Paper Manufacturing Co., Ltd.	880,296
131,840	BH Co., Ltd.*	2,283,781
6,898	CJ ENM Co., Ltd.	788,983
4,438	Com2uSCorp	374,615
81,891	Daeduck Electronics Co.	618,137
33,811	Daelim Industrial Co., Ltd.	2,271,872
110,034	DB HiTek Co., Ltd.	2,463,718
23,015	ENF Technology Co., Ltd.	531,392
9,400	Gravity Co., Ltd. ADR(1)	309,730
6,878	GS Home Shopping, Inc.	749,560
138,428	Hana Financial Group, Inc.	3,825,541
18,238	Handsome Co., Ltd.	416,419

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

50,393	Hankook Tire & Technology Co., Ltd.	$1,202,518
31,319	Hanyang Eng Co., Ltd.	306,047
27,797	Hyundai Department Store Co., Ltd.	1,804,279
35,233	Hyundai Greenfood Co., Ltd.	302,674
21,458	Hyundai Mobis Co., Ltd.	4,103,275
70,754	ICD Co., Ltd.	910,517
30,973	INTOPS Co., Ltd.	284,166
115,243	KB Financial Group, Inc.	4,239,259
44,474	KC Tech Co., Ltd.	752,558
67,782	Kginicis Co., Ltd.	996,754
90,759	Kia Motors Corp.	3,086,968
26,466	Kolmar Korea Holdings Co., Ltd.	466,430
29,278	Korea Autoglass Corp.	365,901
31,466	Kortek Corp.	314,822
59,066	KT Skylife Co., Ltd.	428,220
71,834	KT&G Corp.	5,708,192
13,393	Kumho Petrochemical Co., Ltd.	725,127
78,362	LG Corp.	4,622,099
10,897	Lotte Chemical Corp.	1,709,235
46,070	LOTTE Fine Chemical Co., Ltd.	1,490,856
15,931	Mcnex Co., Ltd.	462,359
150,677	Mirae Asset Life Insurance Co., Ltd.	528,116
95,756	Moorim P&P Co., Ltd.	310,226
40,861	Partron Co., Ltd.	376,081
5,887	POSCO	1,066,539
200,682	Power Logics Co., Ltd.*	1,476,131
36,315	Sammok S-Form Co., Ltd.	233,898
153,757	Samsung Electronics Co., Ltd.	7,124,021
90,445	Samsung Engineering Co., Ltd.*	1,286,750
244,969	Seohan Co., Ltd.	218,279
634,176	Seohee Construction Co., Ltd.	570,676
12,783	SFA Engineering Corp.	431,959
13,569	Shindaeyang Paper Co., Ltd.	722,621
141,474	Shinhan Financial Group Co., Ltd.	4,616,768
24,799	Songwon Industrial Co., Ltd.	269,567
48,632	Soulbrain Co., Ltd.	3,952,036
16,337	Spigen Korea Co., Ltd.	709,710
304	Taekwang Industrial Co., Ltd.	236,704
		73,926,382
	Spain - 1.9%
48,410	Aena SME S.A.(2)	8,959,727
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.	406,370
665,056	Banco Bilbao Vizcaya Argentaria S.A.	3,442,724
28,328	CIE Automotive S.A.	621,630
305,678	Mediaset Espana Comunicacion S.A.	1,673,619
280,716	Prosegur Cash S.A.(2)	478,131
860,033	Red Electrica Corp. S.A.	17,206,033
427,920	Repsol S.A.	5,889,365
64,915	Talgo S.A.*(2)	429,174
		39,106,773
	Sweden - 1.0%
71,824	Boliden AB	1,705,117
57,123	Bure Equity AB	1,271,922
255,492	Hexpol AB	2,303,243
203,583	Industrivarden AB Class C(1)	4,798,774
86,633	Securitas AB Class B	1,363,549
137,302	SKF AB Class B	2,513,261
68,629	Swedish Orphan Biovitrum AB*	1,221,500
111,733	Tethys Oil AB	930,905
289,617	Volvo AB Class B	4,950,634
		21,058,905
	Switzerland - 4.7%
320,053	Credit Suisse Group AG*	4,047,053
60,844	Flughafen Zurich AG	10,570,610

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

301,780	Novartis AG	$28,508,582
148	Plazza AG Class A	45,194
78,727	Roche Holding AG	26,410,417
17,111	Swisscom AG	9,388,178
429,030	UBS Group AG*	5,328,387
27,148	Zurich Insurance Group AG	11,269,613
		95,568,034
	Taiwan - 4.6%
685,000	Ardentec Corp.	611,714
1,343,000	Asia Cement Corp.	1,997,615
555,000	Catcher Technology Co., Ltd.	4,395,096
1,090,000	Cathay Financial Holding Co., Ltd.	1,458,932
178,000	Chenbro Micom Co., Ltd.	672,241
281,000	Chia Chang Co., Ltd.	359,266
176,000	Chicony Electronics Co., Ltd.	500,460
250,400	China Motor Corp.	308,978
952,000	Chipbond Technology Corp.	1,876,949
97,000	Cleanaway Co., Ltd.	507,332
389,000	Coretronic Corp.	466,537
99,000	Egis Technology, Inc.	642,217
1,002,000	Elan Microelectronics Corp.	2,814,864
1,089,000	Epistar Corp.*	1,215,579
1,001,000	FIT Hon Teng Ltd.(2)	307,489
399,000	Formosa Sumco Technology Corp.	1,449,090
320,000	Foxconn Technology Co., Ltd.	635,100
479,000	Fusheng Precision Co., Ltd.	2,973,333
1,133,000	Gamania Digital Entertainment Co., Ltd.	2,083,988
457,000	Globalwafers Co., Ltd.	5,894,905
566,000	Greatek Electronics, Inc.	873,691
1,626,829	Hannstar Board Corp.	1,995,315
1,832,000	HannStar Display Corp.	450,468
426,000	Holtek Semiconductor, Inc.	918,133
482,000	Hon Hai Precision Industry Co., Ltd.	1,310,561
548,000	HTC Corp.	613,901
404,940	Innodisk Corp.	2,333,815
211,000	ITE Technology, Inc.	285,673
399,000	Kinsus Interconnect Technology Corp.	613,160
88,000	Kung Long Batteries Industrial Co., Ltd.	440,114
2,619,000	Lite-On Technology Corp.	4,057,364
74,000	Lotes Co., Ltd.	758,881
58,500	Lumax International Corp. Ltd.	145,966
78,000	Machvision, Inc.	983,906
2,316,000	Macronix International	2,846,482
253,000	Mirle Automation Corp.	304,202
744,050	Mitac Holdings Corp.	708,042
54,000	momo.com, Inc.	542,152
333,000	Nichidenbo Corp.	518,853
388,000	Novatek Microelectronics Corp.	2,735,852
321,000	Polytronics Technology Corp.	664,936
546,000	Powertech Technology, Inc.	1,934,474
1,098,000	Radiant Opto-Electronics Corp.	3,767,677
337,000	Realtek Semiconductor Corp.	2,707,631
362,000	SCI Pharmtech, Inc.	1,168,092
118,000	Shinkong Insurance Co., Ltd.	151,932
1,063,000	Sigurd Microelectronics Corp.	1,197,873
62,000	Simplo Technology Co., Ltd.	658,810
1,335,000	Sino-American Silicon Products, Inc.	4,265,025
25,600	Sirtec International Co., Ltd.	23,738
158,000	Sitronix Technology Corp.	808,070
220,000	Standard Foods Corp.	503,956
155,000	Swancor Holding Co., Ltd.	396,353
591,000	Synnex Technology International Corp.	729,339
354,000	Taiwan PCB Techvest Co., Ltd.	384,778
694,000	Taiwan Secom Co., Ltd.	2,040,028
764,000	Taiwan Styrene Monomer	486,082

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

174,000	Taiwan Union Technology Corp.	$713,821
823,000	Test Research, Inc.	1,475,723
343,000	Thinking Electronic Industrial Co., Ltd.	990,330
110,000	Topco Scientific Co., Ltd.	393,260
520,000	TPK Holding Co., Ltd.*	806,523
199,000	Transcend Information, Inc.	533,583
1,065,000	Tripod Technology Corp.	3,907,790
49,500	TSC Auto ID Technology Co., Ltd.	358,727
626,000	Unitech Printed Circuit Board Corp.	605,640
320,000	United Integrated Services Co., Ltd.	1,970,121
10,288,000	United Microelectronics Corp.	5,022,135
1,143,000	Walton Advanced Engineering, Inc.	415,283
132,000	Zippy Technology Corp.	156,212
		93,846,158
	Thailand - 1.3%
1,238,200	Bangkok Bank PCL NVDR	5,680,708
1,292,200	Kasikornbank PCL NVDR	5,780,433
3,865,800	Krung Thai Bank PCL NVDR	1,989,112
1,406,400	PTT Exploration & Production PCL NVDR	5,565,607
1,349,200	Siam Commercial Bank PCL NVDR	4,208,880
5,656,700	TTW PCL NVDR	2,522,558
		25,747,298
	Turkey - 0.6%
336,191	Aygaz AS	742,703
3,246,069	Dogan Sirketler Grubu Holding AS	1,104,682
4,983	EGE Endustri VE Ticaret AS	560,815
1,270,975	Enka Insaat ve Sanayi AS	1,497,201
570,914	Eregli Demir ve Celik Fabrikalari T.A.S.	886,735
41,942	Ford Otomotiv Sanayi AS	525,172
499,019	Iskenderun Demir ve Celik AS	648,276
600,733	Tekfen Holding AS	1,929,869
91,308	Tofas Turk Otomobil Fabrikasi AS	402,673
736,891	Trakya Cam Sanayii AS	495,800
1,523,734	Turkcell Iletisim Hizmetleri AS	3,584,758
64,339	Vestel Beyaz Esya Sanayi ve Ticaret AS	265,418
		12,644,102
	United Kingdom - 11.8%
222,659	Anglo American plc	5,810,085
411,793	Ashmore Group plc	2,945,228
1,496,285	Aviva plc	7,841,266
307,691	Babcock International Group plc	2,392,329
2,090,368	Barclays plc	4,616,189
314,198	Barratt Developments plc	3,326,581
134,982	Bellway plc	7,103,012
219,800	BHP Group plc	4,784,298
410,896	Britvic plc	5,013,512
868,886	BT Group plc	1,846,338
330,700	Bunzl plc	8,565,216
162,719	Card Factory plc	190,375
146,608	Clinigen Healthcare Ltd.*	1,875,944
495,184	Countryside Properties plc(2)	3,190,985
318,469	Crest Nicholson Holdings plc	2,099,211
122,222	Dialog Semiconductor plc*	5,368,828
892,093	Direct Line Insurance Group plc	3,973,256
101,302	Fiat Chrysler Automobiles N.V.	1,319,683
646,592	Forterra plc(2)	2,809,083
83,239	Gamesys Group plc*	814,909
1,183,522	GlaxoSmithKline plc	27,788,398
802,620	Gulf Keystone Petroleum Ltd.	1,967,099
242,925	Headlam Group plc	1,677,692
2,150,079	HSBC Holdings plc	15,624,165
115,910	Hunting plc	467,963
235,777	Ibstock plc(2)	904,600
254,486	IG Group Holdings plc	2,230,691

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

512,415	IMI plc	$7,448,336
25,223	Imperial Brands plc	646,774
2,520,147	Indivior plc*	1,262,255
4,028,559	ITV plc	7,177,317
136,732	John Laing Group plc(2)	639,539
2,216,612	Legal & General Group plc	8,914,999
502,479	Mondi plc	10,223,821
498,049	Moneysupermarket.com Group plc	2,137,900
67,663	Next Fifteen Communications Group plc	452,106
73,355	Next plc	6,666,461
110,957	Norcros plc	421,974
32,281	PayPoint plc	425,844
178,131	Persimmon plc	7,171,215
99,667	Petrofac Ltd.	458,465
173,370	Pharos Energy plc	104,165
289,222	Prudential plc	5,142,474
223,452	Redrow plc	2,345,793
213,727	Rio Tinto plc	11,428,883
1,516,262	Royal Bank of Scotland Group plc	4,342,883
678,075	Royal Mail plc	1,772,411
268,521	Serica Energy plc*	409,897
710,199	Standard Chartered plc	5,905,616
215,977	Subsea 7 S.A.	2,309,010
334,364	Synthomer plc	1,491,480
419,605	Tate & Lyle plc	4,386,342
2,176,620	Taylor Wimpey plc	6,182,461
407,099	TI Fluid Systems plc(2)	1,273,527
79,705	Unilever plc	4,754,509
106,235	Vesuvius plc	610,232
171,949	Vistry Group plc	3,133,409
287,820	WPP plc	3,578,624
		239,765,658
	United States - 0.1%
393,300	Argonaut Gold, Inc.*	528,996
816,163	Diversified Gas & Oil plc	972,124
1,212,000	Nexteer Automotive Group Ltd.	891,032
		2,392,152
	Total Common Stocks
	(cost $1,994,130,700)	$2,000,497,563
Preferred Stocks - 1.4%
	Brazil - 0.2%
262,200	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	1,230,000
652,701	Cia de Saneamento do Parana	3,037,485
		4,267,485
	Germany - 1.2%
163,410	Henkel AG & Co. KGaA	16,619,194
80,310	Porsche Automobil Holding SE	5,415,374
181,124	Schaeffler AG, 4.39%	1,806,920
		23,841,488
	Total Preferred Stocks
	(cost $27,414,116)	$28,108,973
	Total Long-Term Investments
	(cost $2,021,544,816)	$2,028,606,536
Short-Term Investments - 0.9%
	Securities Lending Collateral - 0.9%
948,418	Citibank NA DDCA, 1.58%, 2/3/2020(4)	948,418
	Fidelity Investments Money Market Funds, Government Portfolio,
4,424,864	Institutional Class, 1.50%(4)	4,424,864
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
3,738,781	Class, 1.72%(4)	3,738,781
1,359,847	JPMorgan Prime Money Market Fund, 1.69%(4)	1,359,847

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
3,569,488	Class, 1.71%(4)				$3,569,488
	State Street Institutional Liquid Reserves Fund, Institutional Class,
4,928,368	1.71	%(4)			4,928,368
					18,969,766
	Total Short-Term Investments
	(cost $18,969,766)				$18,969,766
	Total Investments
	(cost $2,040,514,582)		100.7	% $	2,047,576,302
	Other Assets & Liabilities		(0.7)%		(14,994,384)
	Total Net Assets		100.0	% $	2,032,581,918

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $31,247,877, representing 1.5% of net assets.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of this security was $27,026, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Current yield as of period end.
(5)	Investment valued using significant unobservable inputs.

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
1,627,600	GBP	2,126,857	USD	CBK	02/19/20	$23,441	$—
29,524,496	USD	22,487,800	GBP	CBK	02/19/20	—	(185,186)
Total						$23,441	$(185,186)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations: GBP USD Other Abbreviations: ADR DDCA EM GDR	British Pound United States Dollar American Depositary Receipt Dollars on Deposit in Custody Account Emerging Markets Global Depositary Receipt

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

NVDR PJSC PT REIT	Non-Voting Depositary Receipt Private Joint Stock Company Perseroan Terbatas Real Estate Investment Trust

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1		Level 2	Level 3(1)
Assets
Common Stocks
Australia		$64,205,179	$43,612	$64,161,567		$—
Austria		21,803,654	287,008	21,516,646		—
Belgium		26,971,985	983,270	25,988,715		—
Brazil		4,399,712	4,399,712	—		—
Canada		83,858,416	83,858,416	—		—
Chile		3,683,368	3,551,961	131,407		—
China		103,144,980	9,407,793	93,710,161		27,026
Czech Republic		1,293,195	—	1,293,195		—
Denmark		6,432,786	6,432,786	—		—
Finland		13,411,169	2,189,124	11,222,045		—
France		160,814,221	12,081,236	148,732,985		—
Georgia		1,122,599	1,122,599	—		—
Germany		27,193,932	4,735,437	22,458,495		—
Greece		1,584,012	465,997	1,118,015		—
Hong Kong		75,612,490	—	75,612,490		—
Hungary		3,022,654	1,092,974	1,929,680		—
India		13,288,922	13,288,922	—		—
Indonesia		9,497,502	477,109	9,020,393		—
Ireland		6,001,034	—	6,001,034		—
Israel		25,125,757	14,710,378	10,415,379		—
Italy		23,303,609	2,906,187	20,397,422		—
Japan		405,481,490	1,893,658	403,587,832		—
Luxembourg		9,190,645	1,764,413	7,426,232		—
Malaysia		15,949,167	3,857,434	12,091,733		—
Mexico		7,471,915	7,471,915	—		—
Netherlands		57,923,516	2,599,960	55,323,556		—
New Zealand		2,836,889	213,933	2,622,956		—
Norway		35,739,223	186,104	35,553,119		—
Peru		4,628,452	4,090,284	538,168		—
Philippines		420,845	420,845	—		—
Poland		23,713,507	—	23,713,507		—
Portugal		4,983,805	—	4,983,805		—
Russia		35,992,044	18,274,806	17,717,238		—
Singapore		69,758,204	1,079,787	68,678,417		—
South Africa		46,581,223	14,982,213	31,599,010		—
South Korea		73,926,382	4,931,829	68,994,553		—
Spain		39,106,773	406,370	38,700,403		—
Sweden		21,058,905	—	21,058,905		—
Switzerland		95,568,034	—	95,568,034		—
Taiwan		93,846,158	5,579,314	88,266,844		—
Thailand		25,747,298	2,522,558	23,224,740		—
Turkey		12,644,102	1,497,201	11,146,901		—
United Kingdom		239,765,658	42,123,164	197,642,494		—
United States		2,392,152	1,501,120	891,032		—
Preferred Stocks		28,108,973	4,267,485	23,841,488		—
Short-Term Investments		18,969,766	18,969,766	—		—
Foreign Currency Contracts(2)		23,441	—	23,441		—

Total	$2,047,599,743		$300,668,680	$1,746,904,037		$27,026
Liabilities
Foreign Currency Contracts(2)		$(185,186)	$—	$(185,186)		$—
Total		$(185,186)	$—	$(185,186)		$—

(1) For the period ended January 31, 2020,there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

Hartford Schroders International Stock Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.7%
	Argentina - 1.8%
12,911	MercadoLibre, Inc.*	$8,559,993
	Austria - 1.6%
207,469	Erste Group Bank AG*	7,617,712
	Brazil - 2.7%
563,137	B3 S.A. - Brasil Bolsa Balcao	6,338,020
229,475	Raia Drogasil S.A.	6,656,093
		12,994,113
	China - 6.3%
74,036	Alibaba Group Holding Ltd. ADR*	15,295,097
319,900	Tencent Holdings Ltd.	15,256,086
		30,551,183
	Denmark - 1.7%
84,752	Vestas Wind Systems A/S(1)	8,413,113
	France - 6.4%
54,510	EssilorLuxottica S.A.	8,070,669
98,826	Schneider Electric SE	9,855,568
270,130	Total S.A.	13,152,817
		31,079,054
	Germany - 14.3%
24,124	adidas AG	7,625,935
104,076	Bayerische Motoren Werke AG	7,413,484
51,875	Continental AG	5,919,827
221,737	Deutsche Wohnen SE	9,381,735
255,629	GEA Group AG	7,654,228
417,244	Infineon Technologies AG	8,963,629
85,565	Knorr-Bremse AG	9,348,187
97,469	SAP SE	12,693,498
		69,000,523
	Hong Kong - 3.9%
1,313,800	AIA Group Ltd.	13,018,373
182,500	Hong Kong Exchanges & Clearing Ltd.	5,996,481
		19,014,854
	India - 1.7%
490,936	HDFC Bank Ltd.	8,409,327
	Japan - 9.2%
23,400	Nintendo Co., Ltd.	8,607,821
263,000	Recruit Holdings Co., Ltd.	10,250,760
15,800	SMC Corp.	6,820,372
131,200	Sony Corp.	9,174,401
257,600	Takeda Pharmaceutical Co., Ltd.	9,892,711
		44,746,065
	Netherlands - 3.7%
36,335	ASML Holding N.V.	10,196,946
169,615	Koninklijke Philips N.V.	7,767,931
		17,964,877
	New Zealand - 1.6%
140,570	Xero Ltd.*	7,923,613
	Norway - 2.9%
477,685	DNB ASA	8,351,161
1,798,005	Norsk Hydro ASA	5,619,385
		13,970,546
	Singapore - 1.7%
1,024,400	Oversea-Chinese Banking Corp. Ltd.	8,061,113
	South Korea - 3.1%
320,632	Samsung Electronics Co., Ltd.	14,855,839

Hartford Schroders International Stock Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Spain - 3.6%
1,465,667	Banco Bilbao Vizcaya Argentaria S.A.	$7,587,161
916,595	Iberdrola S.A.	10,028,776
		17,615,937
	Switzerland - 12.5%
115,784	Cie Financiere Richemont S.A.	8,408,549
21,914	Lonza Group AG	8,999,855
143,002	Nestle S.A.	15,772,062
55,821	Roche Holding AG	18,726,179
32,485	Schindler Holding AG	8,391,049
		60,297,694
	Taiwan - 2.5%
1,161,000	Taiwan Semiconductor Manufacturing Co., Ltd.	11,974,790
	United Kingdom - 14.1%
354,910	BHP Group plc	7,725,184
291,335	Bunzl plc	7,545,652
281,868	Burberry Group plc	7,227,209
269,815	Diageo plc	10,669,322
558,419	GlaxoSmithKline plc	13,111,349
10,223,534	Lloyds Banking Group plc	7,632,216
324,101	Ocado Group plc*	5,225,700
149,821	Whitbread plc	8,831,774
		67,968,406
	United States - 1.4%
3,607	Booking Holdings, Inc.*	6,602,794
	Total Common Stocks
	(cost $406,694,207)	$467,621,546
Short-Term Investments - 4.1%
	Other Investment Pools & Funds - 3.7%
	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio,
17,699,799	Institutional Class, 1.43%(2)	17,699,799
	Securities Lending Collateral - 0.4%
98,617	Citibank NA DDCA, 1.58%, 2/3/2020(2)	98,617
	Fidelity Investments Money Market Funds, Government Portfolio,
460,099	Institutional Class, 1.50%(2)	460,099
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
388,760	Class, 1.72%(2)	388,760
141,397	JPMorgan Prime Money Market Fund, 1.69%(2)	141,397
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
371,157	Class, 1.71%(2)	371,157
	State Street Institutional Liquid Reserves Fund, Institutional Class,
512,453	1.71%(2)	512,453
		1,972,483
	Total Short-Term Investments
	(cost $19,672,282)	$19,672,282

Hartford Schroders International Stock Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments
(cost $426,366,489)	100.8	% $	487,293,828
Other Assets and Liabilities	(0.8)%		(3,794,826)
Total Net Assets	100.0	% $	483,499,002

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

Hartford Schroders International Stock Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1		Level 2	Level 3(1)
Assets
Common Stocks
Argentina		$8,559,993		$8,559,993		$—	$—
Austria		7,617,712		—		7,617,712	—
Brazil		12,994,113		12,994,113		—	—
China		30,551,183		15,295,097		15,256,086	—
Denmark		8,413,113		—		8,413,113	—
France		31,079,054		—		31,079,054	—
Germany		69,000,523		9,348,187		59,652,336	—
Hong Kong		19,014,854		—		19,014,854	—
India		8,409,327		—		8,409,327	—
Japan		44,746,065		—		44,746,065	—
Netherlands		17,964,877		—		17,964,877	—
New Zealand		7,923,613		—		7,923,613	—
Norway		13,970,546		—		13,970,546	—
Singapore		8,061,113		—		8,061,113	—
South Korea		14,855,839		—		14,855,839	—
Spain		17,615,937		—		17,615,937	—
Switzerland		60,297,694		—		60,297,694	—
Taiwan		11,974,790		—		11,974,790	—
United Kingdom		67,968,406		—		67,968,406	—
United States		6,602,794		6,602,794		—	—
Short-Term Investments		19,672,282		19,672,282		—	—

Total		$487,293,828		$72,472,466	$414,821,362		$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Hartford Schroders Securitized Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 109.8%
		Asset-Backed - Finance & Insurance - 18.2%
		Carlyle Global Market Strategies CLO Ltd.
	$1,500,000	2.71%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(2)(7)	$1,500,324
		CLI Funding VI LLC
	1,362,278	3.71%, 05/18/2044(1)	1,401,627
		Countrywide Asset-Backed Certificates
	648,713	5.71%, 05/25/2036(3)	661,740
		Madison Park Funding Ltd.
	1,000,000	2.58%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(2)(7)	996,802
		Preston Ridge Partners Mortgage Trust LLC
	699,193	3.35%, 07/25/2024(1)(4)	701,105
		SpringCastle Funding Asset-Backed Notes
	1,245,224	3.20%, 05/27/2036(1)	1,259,838
		Towd Point Mortgage Trust
	1,400,000	4.25%, 10/25/2058(1)(3)	1,439,122
	919,000	4.40%, 11/25/2058(1)(3)	949,952
	1,053,000	4.50%, 11/25/2058(1)(3)	1,094,588
	1,000,000	5.00%, 11/25/2058(1)(3)	1,052,428
		Treman Park CLO Ltd.
	725,000	2.89%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)(7)	725,141
		Triton Container Finance VI LLC
	446,523	3.52%, 06/20/2042(1)	452,282
			12,234,949
		Asset-Backed - Home Equity - 8.9%
		CWHEQ Revolving Home Equity Loan Resuritization Trust
	903,426	1.82%, 07/15/2036, 1 mo. USD LIBOR + 0.140%(2)	876,204
	686,414	1.87%, 11/15/2035, 1 mo. USD LIBOR + 0.190%(1)(2)	622,942
		CWHEQ Revolving Home Equity Loan Trust
	695,309	1.86%, 05/15/2036, 1 mo. USD LIBOR + 0.180%(2)	685,346
		Home Equity Loan Trust
	304,372	1.79%, 05/25/2036, 1 mo. USD LIBOR + 0.130%(2)	297,233
		Master Asset Backed Securities Trust
	1,235,594	1.96%, 05/25/2037, 1 mo. USD LIBOR + 0.300%(1)(2)	1,163,156
	1,227,208	2.16%, 11/25/2035, 1 mo. USD LIBOR + 0.500%(2)	882,591
		Morgan Stanley Home Equity Loan Trust
	852,007	1.94%, 02/25/2036, 1 mo. USD LIBOR + 0.280%(2)	848,660
		Option One Mortgage Loan Trust
	561,285	5.86%, 01/25/2037(4)	568,014
			5,944,146
		Asset-Backed - Student Loan - 1.5%
		Income Contingent Student Loan
GBP	763,490	1.86%, 07/24/2058, 12 mo. GBP LIBOR + 1.000%(2)	1,008,816
		Commercial Mortgage - Backed Securities - 30.4%
		Bayview Commercial Asset Trust
	$664,793	4.16%, 04/25/2038, 1 mo. USD LIBOR + 2.500%(1)(2)	691,315
		Benchmark Mortgage Trust
	990,000	4.23%, 01/15/2052	1,148,619
		BF NYT Mortgage Trust
	1,000,000	2.88%, 11/15/2035, 1 mo. USD LIBOR + 1.200%(1)(2)	1,003,438
		BX Commercial Mortgage Trust
	678,000	3.13%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	680,721
	700,000	3.38%, 11/15/2035, 1 mo. USD LIBOR + 1.170%(1)(2)	702,415
	648,000	3.63%, 03/15/2037, 1 mo. USD LIBOR + 1.951%(1)(2)	649,821
		BX Trust
	1,015,000	3.45%, 05/15/2030, 1 mo. USD LIBOR + 1.770%(1)(2)	1,016,259
		CAMB Commercial Mortgage Trust
	1,000,000	4.23%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	1,006,905
		Citigroup Commercial Mortgage Trust
	500,000	2.83%, 12/15/2036, 1 mo. USD LIBOR + 1.150%(1)(2)	499,692
	1,000,000	3.64%, 05/10/2035(1)(3)	1,022,522
	500,000	4.48%, 12/15/2036, 1 mo. USD LIBOR + 2.800%(1)(2)	500,462

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		COMM Mortgage Trust
	$280,000	3.68%, 06/15/2034, 1 mo. USD LIBOR + 2.000%(1)(2)	$279,558
	536,000	3.88%, 10/15/2036, 1 mo. USD LIBOR + 2.200%(1)(2)	536,660
	252,000	4.07%, 06/15/2034, 1 mo. USD LIBOR + 2.394%(1)(2)	251,133
		Core Trust
	1,000,000	2.56%, 12/15/2031, 1 mo. USD LIBOR + 0.880%(1)(2)	999,999
	835,000	3.58%, 12/15/2031, 1 mo. USD LIBOR + 1.900%(1)(2)	835,523
		Credit Suisse Mortgage Capital Certificates
	1,708,000	3.83%, 05/15/2036, 1 mo. USD LIBOR + 2.150%(1)(2)	1,716,254
		GS Mortgage Securities Corp. Trust
	1,000,000	2.63%, 07/15/2035, 1 mo. USD LIBOR + 0.950%(1)(2)	1,001,027
		HPLY Trust
	931,460	4.03%, 11/15/2036, 1 mo. USD LIBOR + 2.350%(1)(2)	934,964
		Morgan Stanley Capital Trust
	1,000,000	2.58%, 07/15/2035, 1 mo. USD LIBOR + 0.900%(1)(2)	998,119
	782,000	2.68%, 05/15/2036, 1 mo. USD LIBOR + 1.000%(1)(2)	781,999
	528,000	3.33%, 08/15/2033, 1 mo. USD LIBOR + 1.650%(1)(2)	528,001
	900,000	3.92%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	898,708
	250,000	4.23%, 07/15/2035, 1 mo. USD LIBOR + 2.550%(1)(2)	250,782
		MSSG Trust
	1,413,000	3.87%, 09/13/2039(1)	1,470,253
			20,405,149
		Other ABS - 25.7%
		American Home Mortgage Investment Trust
	1,045,232	2.14%, 02/25/2032, 1 mo. USD LIBOR + 0.480%(1)(2)	1,009,354
		BlueMountain CLO Ltd.
	1,000,000	3.05%, 01/20/2029, 3 mo. USD LIBOR + 1.230%(1)(2)(7)	1,001,281
		CBAM Ltd.
	1,750,000	3.02%, 01/15/2031, 3 mo. USD LIBOR + 1.270%(1)(2)(7)	1,752,795
		CIFC Funding Ltd.
	1,500,000	2.62%, 01/20/2028, 3 mo. USD LIBOR + 0.800%(1)(2)(7)	1,499,992
		CWABS Revolving Home Equity Loan Trust
	838,947	1.97%, 02/15/2034, 1 mo. USD LIBOR + 0.290%(2)	836,706
	703,857	1.98%, 02/15/2034, 1 mo. USD LIBOR + 0.300%(2)	700,044
		CWHEQ Revolving Home Equity Loan Trust
	885,362	1.82%, 01/15/2037, 1 mo. USD LIBOR + 0.140%(2)	849,720
		JP Morgan Mortgage Acquisition Trust
	750,000	4.88%, 11/25/2036(4)	804,284
		LCM XIII L.P.
	3,000,000	2.96%, 07/19/2027, 3 mo. USD LIBOR + 1.140%(1)(2)(7)	3,000,579
		LCM XXIII Ltd.
	1,000,000	1.00%, 01/20/2030, 3 mo. USD LIBOR + 1.070%(1)(2)	1,000,000
	1,000,000	3.22%, 10/20/2029, 3 mo. USD LIBOR + 1.400%(1)(2)(7)	1,004,236
		MP CLO VIII Ltd.
	1,584,439	2.71%, 10/28/2027, 3 mo. USD LIBOR + 0.910%(1)(2)(7)	1,583,899
		Preston Ridge Partners Mortgage Trust LLC
	1,480,128	3.35%, 11/25/2024(1)(4)	1,486,338
	438,328	3.97%, 04/25/2024(1)(4)	440,165
		Zais CLO Ltd.
	276,587	2.99%, 07/25/2026, 3 mo. USD LIBOR + 1.200%(1)(2)	276,586
			17,245,979
		Whole Loan Collateral CMO - 25.1%
		Alba plc
GBP	337,876	0.96%, 03/17/2039, 3 mo. GBP LIBOR + 0.170%(2)(5)	429,224
	187,440	0.97%, 12/15/2038, 3 mo. GBP LIBOR + 0.170%(2)(5)	237,398
		Banc of America Funding Trust
	$278,637	2.26%, 12/20/2034, 1 mo. USD LIBOR + 0.600%(2)	278,585
	1,174,000	4.26%, 06/26/2035(1)(3)	1,206,210
		Dukinfield II plc
GBP	1,400,000	4.55%, 12/20/2052, 3 mo. GBP LIBOR + 3.750%(2)(5)	1,849,058
		EMF plc
	189,247	1.78%, 03/13/2046, 3 mo. GBP LIBOR + 0.980%(2)(5)	250,547
		Eurosail plc
	109,375	0.95%, 03/13/2045, 3 mo. GBP LIBOR + 0.150%(2)(5)	141,799
	216,756	0.96%, 12/15/2044, 3 mo. GBP LIBOR + 0.160%(2)(5)	284,242

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Fannie Mae Connecticut Avenue Securities
	$1,634,123	4.26%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	$1,700,386
	801,080	4.66%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	845,697
	1,572,793	6.56%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	1,734,233
		IndyMac INDX Mortgage Loan Trust
	635,840	2.22%, 03/25/2035, 1 mo. USD LIBOR + 0.560%(2)	618,748
		Landmark Mortgage Securities No. 2 plc
GBP	517,829	0.99%, 06/17/2039, 3 mo. GBP LIBOR + 0.200%(2)(5)	648,331
		Newgate Funding plc
	925,848	1.80%, 12/15/2050, 3 mo. GBP LIBOR + 1.000%(2)(5)	1,185,249
		Oaktown Re III Ltd.
	$508,903	3.06%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	510,149
		Paragon Mortgages No. 10 plc
GBP	572,719	1.12%, 06/15/2041, 3 mo. GBP LIBOR + 0.320%(2)(5)	739,487
		Park Place Securities, Inc. Asset-Backed Pass-Through
	$510,000	2.79%, 03/25/2035, 1 mo. USD LIBOR + 1.125%(2)	510,426
		Preston Ridge Partners Mortgage Trust LLC
	616,608	3.47%, 11/25/2022(1)(3)	618,060
		Resloc plc
GBP	1,304,012	0.96%, 12/15/2043, 3 mo. GBP LIBOR + 0.160%(2)(5)	1,653,172
		Structured Asset Investment Loan Trust
	$137,763	2.40%, 03/25/2035, 1 mo. USD LIBOR + 0.735%(2)	138,056
		Structured Asset Securities Corp. Mortgage Loan Trust
	860,363	1.87%, 11/25/2035, 1 mo. USD LIBOR + 0.210%(2)	857,670
		WaMu Mortgage Pass-Through Certificates Trust
	445,793	4.40%, 08/25/2033(3)	455,661
			16,892,388
		Total Asset & Commercial Mortgage Backed Securities
		(cost $73,312,852)	$73,731,427
Corporate Bonds - 2.9%
		Insurance - 2.9%
		Ambac LSNI LLC
	1,947,993	6.95%, 02/12/2023, 3 mo. USD LIBOR + 5.000%(1)(2)	1,979,648
		Total Corporate Bonds
		(cost $1,947,993)	$1,979,648
U.S. Government Agencies - 17.5%
		Mortgage-Backed Agencies - 17.5%
		FHLMC - 17.5%
	$1,375,000	3.19%, 09/25/2027(3)(7)	$1,503,051
	1,500,000	3.41%, 12/25/2026	1,658,140
	1,633,000	3.43%, 01/25/2027(3)(7)	1,805,464
	1,500,000	3.93%, 07/25/2028(3)(7)	1,719,508
	1,000,000	4.16%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	1,035,952
	500,000	5.26%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	532,614
	767,604	5.66%, 08/25/2024, 1 mo. USD LIBOR + 4.000%(2)	818,744
	526,827	5.81%, 01/25/2025, 1 mo. USD LIBOR + 4.150%(2)	550,136
	961,955	5.91%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	1,043,082
	340,000	6.16%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(2)	372,069
	638,000	6.36%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(2)	708,234
			11,746,994
		Total U.S. Government Agencies
		(cost $11,606,829)	$11,746,994
		Total Long-Term Investments
		(cost $86,867,674)	$87,458,069
Short-Term Investments - 1.4%
		Other Investment Pools & Funds - 1.4%
		Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio,
	924,938	Institutional Class, 1.43%(6)	924,938
		Total Short-Term Investments
		(cost $924,938)	$924,938

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments
(cost $87,792,612)	131.6	% $	88,383,007
Other Assets and Liabilities	(31.6)%		(21,209,752)
Total Net Assets	100.0	% $	67,173,255

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $50,985,129, representing 75.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $7,418,507, representing 11.0% of net assets.
(6)	Current yield as of period end.
(7)	All, or a portion of the security, was pledged as collateral in connection with reverse repurchase agreements. As of January 31, 2020, the market value of securities pledged was $18,093,072.

Reverse Repurchase Agreements Outstanding at January 31, 2020
	Interest	Settlement	Maturity		Principal			Value Including
Counterparty	Rate	Date	Date		Amount		Value	Accrued Interest
JP Morgan Chase Bank	2.192%	01/14/20	02/12/20	USD	(2,695,000	) $	(2,695,000)	$(2,697,954)
JP Morgan Chase Bank	2.220%	01/06/20	02/04/20	USD	(4,536,000)		(4,536,000)	(4,543,273)
JP Morgan Chase Bank	2.234%	01/06/20	02/04/20	USD	(9,057,000)		(9,057,000)	(9,071,615)
JP Morgan Chase Bank	1.100%	01/06/20	02/04/20	GBP	(478,000)		(631,199)	(631,695)
JP Morgan Chase Bank	1.250%	01/06/20	02/04/20	GBP	(741,000)		(978,490)	(979,365)
JP Morgan Chase Bank	1.236%	01/30/20	04/30/20	GBP	(660,542)		(872,246)	(872,305)
JP Morgan Chase Bank	1.150%	01/06/20	02/04/20	GBP	(1,515,000)		(2,000,557)	(2,002,202)
Total							$(20,770,492)	$(20,798,409)

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Futures Contracts Outstanding at January 31, 2020
				Value and
	Number		Current	Unrealized
	of		Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)
Short position contracts:
British Pound Future	48	03/16/2020	$3,965,100	$(4,762)
Total futures contracts				$(4,762)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations: GBP USD	British Pound United States Dollar

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

Other Abbreviations: CLO CMO FHLMC LIBOR	Collateralized Loan Obligation Collateralized Mortgage Obligation Federal Home Loan Mortgage Corp. London Interbank Offered Rate

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities		$73,731,427	$—	$73,731,427	$—
Corporate Bonds		1,979,648	—	1,979,648	—
U.S. Government Agencies		11,746,994	—	11,746,994	—
Short-Term Investments		924,938	924,938	—	—
Total		$88,383,007	$924,938	$87,458,069	$—
Liabilities
Futures Contracts(2)		$(4,762)	$(4,762)	$—	$—
Reverse Repurchase Agreements		(20,770,492)	—	(20,770,492)	—
Total		$(20,775,254)	$(4,762)	$(20,770,492)	$—
(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 17.3%
	Agriculture - 0.3%
	Altria Group, Inc.
$941,000	3.80%, 02/14/2024	$1,001,369
	Commercial Banks - 11.9%
	Bank of New York Mellon Corp.
1,656,000	1.95%, 08/23/2022	1,669,636
	Bank of Nova Scotia
2,430,000	2.38%, 01/18/2023(1)	2,478,809
	Canadian Imperial Bank of Commerce
	2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD
4,184,000	LIBOR + 0.785% thereafter)(2)	4,253,374
	Capital One NA
1,227,000	2.15%, 09/06/2022	1,236,534
	Citigroup, Inc.
8,000	6.88%, 06/01/2025	9,714
	Fifth Third Bancorp
1,159,000	3.65%, 01/25/2024	1,233,102
	HSBC Holdings plc
	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD
2,100,000	LIBOR + 1.610% thereafter)(2)	2,309,546
	National Bank of Canada
7,353,000	2.10%, 02/01/2023	7,398,210
	PNC Financial Services Group, Inc.
2,655,000	3.50%, 01/23/2024	2,831,403
	Regions Financial Corp.
1,265,000	3.80%, 08/14/2023	1,348,543
	Royal Bank of Canada
4,570,000	2.80%, 04/29/2022	4,683,317
	SunTrust Bank
2,755,000	2.80%, 05/17/2022	2,817,250
	Toronto-Dominion Bank
5,162,000	2.65%, 06/12/2024	5,348,623
	Truist Financial Corp.
4,485,000	2.20%, 03/16/2023	4,540,002
	Wells Fargo & Co.
1,934,000	3.75%, 01/24/2024	2,065,517
		44,223,580
	Diversified Financial Services - 0.3%
	Air Lease Corp.
973,000	2.25%, 01/15/2023	981,384
	Healthcare-Services - 0.9%
	CommonSpirit Health
820,000	2.76%, 10/01/2024	847,138
	UnitedHealth Group, Inc.
2,320,000	2.38%, 08/15/2024	2,370,910
		3,218,048
	Pharmaceuticals - 1.0%
	Bristol-Myers Squibb Co.
3,550,000	2.90%, 07/26/2024(3)	3,706,171
	REITS - 1.6%
	Boston Properties L.P.
2,644,000	3.40%, 06/21/2029	2,847,906
	ERP Operating L.P.
1,415,000	3.00%, 07/01/2029	1,502,999
	Ventas Realty L.P.
1,740,000	2.65%, 01/15/2025	1,781,786
		6,132,691
	Retail - 1.0%
	Home Depot, Inc.
1,540,000	2.95%, 06/15/2029	1,639,497

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Walmart, Inc.
$2,136,000	2.85%, 07/08/2024	$2,243,156
		3,882,653
	Transportation - 0.3%
	United Parcel Service, Inc.
1,256,000	2.20%, 09/01/2024	1,280,794
	Total Corporate Bonds
	(cost $62,262,979)	$64,426,690
Municipal Bonds - 58.3%
	Arizona - 0.4%
	City of Phoenix, AZ, Civic Improvement Corp.
350,000	5.00%, 07/01/2026	436,964
350,000	5.00%, 07/01/2027	446,999
460,000	5.00%, 07/01/2028	583,998
		1,467,961
	California - 1.5%
	East Side, CA, Union High School Dist, GO
20,000	5.25%, 02/01/2024	23,458
	Merced, CA, Union High School Dist, GO
1,000,000	0.00%, 08/01/2034(4)	730,760
	Moreno Valley, CA, Unified School Dist, GO
4,675,000	0.00%, 08/01/2025(4)	4,329,003
	North Orange County, CA, Community College Dist, GO
200,000	0.00%, 08/01/2028(4)	177,618
	Rialto, CA, Unified School Dist, GO
300,000	0.00%, 08/01/2029(4)	252,882
	Southern California Metropolitan Water Dist
55,000	5.75%, 07/01/2021	56,604
		5,570,325
	Connecticut - 0.9%
	Connecticut Housing Finance Auth Rev
2,885,000	4.25%, 05/15/2042	3,190,579
	District of Columbia - 1.8%
	Dist of Columbia Housing Finance Agency
1,910,000	2.00%, 09/01/2021(5)	1,919,282
	Dist of Columbia Water & Sewer Auth
230,000	5.00%, 10/01/2044	264,307
	Dist of Columbia, GO
2,800,000	5.00%, 10/01/2030	3,736,516
600,000	5.00%, 06/01/2032	743,424
		6,663,529
	Florida - 4.3%
	Florida Housing Finance Corp. Rev
1,015,000	4.00%, 07/01/2049	1,105,284
	JEA, FL, Electric System Rev
1,930,000	0.96%, 10/01/2036(5)	1,930,000
	JEA, FL, Water & Sewer System Rev
3,485,000	0.96%, 10/01/2038(5)	3,485,000
	Miami-Dade County, FL, Transit System
1,840,000	5.00%, 07/01/2042	1,993,824
	Orlando, FL, Utilities Commission
7,420,000	0.93%, 10/01/2033(5)	7,420,000
		15,934,108
	Georgia - 2.4%
	Georgia Municipal Association, Inc.
50,000	5.00%, 12/01/2026	62,845
35,000	5.00%, 12/01/2027	44,751
25,000	5.00%, 12/01/2028	31,838
80,000	5.00%, 12/01/2029	101,382
55,000	5.00%, 12/01/2030	69,418
55,000	5.00%, 12/01/2032	69,272
35,000	5.00%, 12/01/2033	43,995

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$55,000	5.00%, 12/01/2034	$68,991
	Main Street, GA, Natural Gas, Inc. Rev
3,945,000	4.00%, 08/01/2048(5)	4,343,051
3,385,000	4.00%, 03/01/2050(5)	3,907,644
		8,743,187
	Illinois - 4.6%
	Champaign County, IL, Community Unit School Dist No. 4
130,000	5.00%, 01/01/2027	157,583
475,000	5.00%, 01/01/2029	570,290
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
695,000	5.25%, 12/01/2032	961,157
	Chicago, IL, Transit Auth
1,145,000	5.00%, 06/01/2025	1,355,623
	Illinois Housing Dev Auth
7,115,000	3.75%, 04/01/2050	7,890,606
1,630,000	4.50%, 10/01/2048	1,819,765
	Metropolitan Pier & Exposition Auth, IL
80,000	0.00%, 06/15/2020(4)	79,612
90,000	0.00%, 06/15/2028(4)	74,051
330,000	5.00%, 06/15/2050	334,924
	Railsplitter, IL, Tobacco Settlement Auth
1,350,000	5.00%, 06/01/2022	1,467,922
	State of Illinois, GO
2,110,000	5.00%, 11/01/2028	2,525,691
		17,237,224
	Indiana - 0.3%
	Indiana Housing & Community Dev Auth
1,040,000	4.00%, 07/01/2048	1,133,413
	Iowa - 0.2%
	Iowa Finance Auth
820,000	4.00%, 07/01/2048	895,522
	Kentucky - 4.5%
	Kentucky Public Energy Auth
6,080,000	4.00%, 12/01/2049(5)	6,826,745
6,265,000	4.00%, 02/01/2050(5)	7,309,689
	Kentucky State Property & Building Commission Rev
660,000	5.00%, 05/01/2024	761,429
1,175,000	5.00%, 08/01/2024	1,365,926
445,000	5.00%, 05/01/2025	528,135
		16,791,924
	Louisiana - 0.4%
	Louisiana Housing Corp. Rev
410,000	4.50%, 12/01/2047	456,514
	Parish of Saint John the Baptist, LA
905,000	2.10%, 06/01/2037(5)	928,268
		1,384,782
	Maine - 0.6%
	Maine State Housing Auth
2,030,000	4.00%, 11/15/2048	2,218,201
	Maryland - 1.2%
	Maryland Community Dev Administration Rev
2,150,000	4.50%, 09/01/2048	2,397,186
	Maryland Health & Higher Educational Facs Auth
2,150,000	0.95%, 07/01/2034(5)	2,150,000
		4,547,186
	Massachusetts - 4.0%
	Commonwealth of Massachusetts, GO
995,000	0.90%, 01/01/2021(5)	995,000
1,685,000	5.00%, 01/01/2035	2,116,141
250,000	5.25%, 09/01/2024	299,045
	Massachusetts Educational Financing Auth
665,000	3.17%, 07/01/2025	705,990

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$510,000	3.27%, 07/01/2026	$546,358
560,000	3.38%, 07/01/2027	606,150
615,000	3.46%, 07/01/2028	673,081
	Massachusetts Health & Educational Facs Auth
8,875,000	1.00%, 07/01/2027(5)	8,875,000
		14,816,765
	Michigan - 0.3%
	Southgate, MI, Community School Dist, GO
255,000	5.00%, 05/01/2024	296,481
350,000	5.00%, 05/01/2025	417,935
	State of Michigan Rev
320,000	5.00%, 03/15/2027	405,680
		1,120,096
	Missouri - 1.2%
	Missouri Housing Dev Commission Rev
2,065,000	4.25%, 05/01/2049	2,290,436
1,790,000	4.75%, 05/01/2049	2,020,015
		4,310,451
	Nebraska - 0.4%
	Nebraska Investment Finance Auth Rev
1,360,000	4.00%, 09/01/2048	1,485,990
	Nevada - 0.7%
	Clark County, NV, Airport Rev
975,000	1.00%, 07/01/2040(5)	975,000
	Nevada Housing Division
1,525,000	4.00%, 10/01/2049	1,696,349
		2,671,349
	New Jersey - 2.1%
	Garden State, NJ, Preservation Trust
1,430,000	5.75%, 11/01/2028	1,816,529
	New Jersey Economic Dev Auth
70,000	5.00%, 03/01/2026	77,558
285,000	5.00%, 06/15/2027	346,284
565,000	5.00%, 06/15/2028	681,125
	New Jersey Transportation Trust Fund Auth
405,000	5.00%, 06/15/2024	467,678
1,330,000	5.00%, 12/15/2028	1,653,456
685,000	5.50%, 12/15/2022	769,885
	New Jersey Turnpike Auth
110,000	5.00%, 01/01/2023	122,940
605,000	5.00%, 01/01/2029	773,480
	Tobacco Settlement Financing Corp., NJ
740,000	5.00%, 06/01/2029	919,391
		7,628,326
	New Mexico - 0.3%
	New Mexico Mortgage Finance Auth
1,100,000	4.00%, 01/01/2049	1,206,040
	New York - 3.7%
	City of New York, NY, GO
10,035,000	0.93%, 04/01/2042(5)	10,035,000
	New York City Water & Sewer System
3,750,000	0.95%, 06/15/2041(5)	3,750,000
		13,785,000
	North Carolina - 2.4%
	Charlotte, NC, Water & Sewer System Rev
8,860,000	1.10%, 07/01/2036(5)	8,860,000
	North Dakota - 1.0%
	North Dakota Housing Finance Agency
3,265,000	4.00%, 01/01/2050	3,697,482

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Ohio - 1.4%
	Ohio Housing Finance Agency
$1,825,000	4.50%, 09/01/2048	$2,031,152
	Ohio State University
5,000	5.00%, 12/01/2030	6,917
5,000	5.00%, 12/01/2031	6,995
	Ohio Turnpike & Infrastructure Commission
1,680,000	0.00%, 02/15/2038(4)	1,092,067
	Ohio Turnpike & Infrastructure Commission Rev
1,395,000	0.00%, 02/15/2041(4)	809,003
	State of Ohio, GO
965,000	5.00%, 08/01/2027	1,237,950
		5,184,084
	Pennsylvania - 1.8%
	Commonwealth Finance Auth, PA
635,000	5.00%, 06/01/2032	791,153
	Geisinger, PA, Health System Auth Rev
1,295,000	5.00%, 02/15/2032	1,588,330
	Pennsylvania Housing Finance Agency
2,285,000	3.50%, 04/01/2049	2,463,733
	Pennsylvania Turnpike Commission Rev
240,000	5.00%, 12/01/2026	299,863
705,000	5.00%, 12/01/2027	894,201
445,000	5.00%, 12/01/2028	563,686
	Reading, PA, School Dist, GO
70,000	5.00%, 03/01/2025	82,723
55,000	5.00%, 03/01/2026	66,741
50,000	5.00%, 03/01/2027	62,023
		6,812,453
	Rhode Island - 2.6%
	Rhode Island Housing & Mortgage Finance Corp.
6,655,000	3.75%, 10/01/2049	7,376,802
2,195,000	4.00%, 10/01/2048	2,406,027
		9,782,829
	South Carolina - 2.7%
	Patriots Energy Group Financing Agency, SC
6,375,000	4.00%, 10/01/2048(5)	7,022,062
	South Carolina Jobs-Economic Dev Auth
2,505,000	3.75%, 01/01/2050	2,795,805
	Tobacco Settlement Revenue Mgmt Auth, SC
250,000	6.38%, 05/15/2030	357,843
		10,175,710
	Tennessee - 0.4%
	Tennessee Housing Dev Agency
1,480,000	4.50%, 07/01/2049	1,646,826
	Texas - 5.2%
	Arlington, TX, Higher Education Finance Corp.
2,375,000	5.00%, 12/01/2047	2,835,679
	Bexar County, TX, Hospital Dist, GO
705,000	5.00%, 02/15/2030	898,381
	City of Houston, TX, Combined Utility System Rev
700,000	0.95%, 05/15/2034(5)	700,000
	Dallas, TX, Area Rapid Transit Sales Tax Rev
210,000	5.25%, 12/01/2030	290,319
	Dallas-Fort Worth, TX, International Airport Rev
1,190,000	2.04%, 11/01/2024	1,203,518
	Harris County, TX, Cultural Education Facs Finance Corp.
430,000	5.00%, 11/15/2027	545,636
450,000	5.00%, 11/15/2028	567,945
430,000	5.00%, 11/15/2029	539,740
	Harris County, TX, Flood Control Dist
45,000	5.00%, 10/01/2024	46,197
	Lower Colorado River Auth

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$370,000	5.00%, 05/15/2029	$485,081
140,000	5.00%, 05/15/2030	186,253
	North East Texas Independent School Dist
100,000	5.25%, 02/01/2027	127,863
	Texas Department of Housing & Community Affairs Rev
1,310,000	4.00%, 03/01/2050	1,485,933
1,100,000	4.75%, 03/01/2049	1,231,219
	University of Texas
880,000	5.00%, 05/15/2035	1,094,166
	University of Texas System
450,000	5.00%, 08/15/2027	577,035
340,000	5.00%, 08/15/2028	434,034
	University of Texas, Permanent University Fund
480,000	5.25%, 07/01/2028	638,285
	University of Texas, Permanent University Fund Rev
5,500,000	0.89%, 07/01/2037(5)	5,500,000
		19,387,284
	Virginia - 3.1%
	Virginia Public Building Auth
2,355,000	5.00%, 08/01/2029	3,004,368
	Virginia Small Business Financing Auth
8,505,000	1.15%, 07/01/2042(5)	8,505,000
		11,509,368
	Washington - 0.9%
	Washington State Housing Finance Commission Rev
3,075,000	4.00%, 12/01/2048	3,367,310
	West Virginia - 0.1%
	West Virginia Commissioner of Highways
360,000	5.00%, 09/01/2026	448,736
	Wisconsin - 0.5%
	Wisconsin Health & Educational Facs Auth
825,000	5.00%, 04/01/2032	1,021,672
650,000	5.00%, 04/01/2033	803,972
		1,825,644
	Wyoming - 0.4%
	Wyoming Community Dev Auth
1,445,000	4.00%, 06/01/2043	1,576,538
	Total Municipal Bonds
	(cost $207,140,282)	$217,076,222
	U.S. Government Agencies - 9.2%
	FHLMC - 1.9%
$3,388,921	3.00%, 09/01/2049	$3,466,042
3,657,257	3.50%, 03/01/2048	3,832,072
		7,298,114
	FNMA - 4.2%
$3,967,767	3.00%, 09/01/2049	$4,058,622
3,754,774	3.50%, 11/01/2047	3,912,127
7,301,938	4.00%, 08/01/2049	7,629,657
		15,600,406
	GNMA - 3.1%
$3,832,594	3.50%, 04/20/2043	$4,029,438
2,733,226	4.00%, 10/20/2048	2,851,072
4,496,152	4.00%, 05/20/2049	4,660,219
		11,540,729
	Total U.S. Government Agencies
	(cost $33,884,118)	$34,439,249

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

U.S. Government Securities - 5.4%
	U.S. Treasury Securities - 5.4%
	U.S. Treasury Bonds - 0.8%
	U.S. Treasury Bonds
$1,925,000	4.38%, 05/15/2040		$2,740,569
			2,740,569
	U.S. Treasury Notes - 4.6%
3,756,887	0.75%, 07/15/2028(6)		4,051,700
859,000	1.63%, 11/15/2022		866,315
3,062,000	1.63%, 11/30/2026		3,101,232
994,000	1.75%, 12/31/2024		1,013,880
7,074,300	1.75%, 11/15/2029		7,221,589
926,000	2.25%, 11/15/2024		965,246
			17,219,962
	Total U.S. Government Securities
	(cost $19,158,100)		$19,960,531
	Total Long-Term Investments
	(cost $322,445,479)		$335,902,692
Short-Term Investments - 10.6%
	Other Investment Pools & Funds - 0.4%
	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio,
1,513,777	Institutional Class, 1.43%(7)		$1,513,777
	Securities Lending Collateral - 0.7%
126,263	Citibank NA DDCA, 1.58%, 2/3/2020(7)		126,262
	Fidelity Investments Money Market Funds, Government Portfolio,
589,080	Institutional Class, 1.50%(7)		589,080
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
497,743	Class, 1.72%(7)		497,743
181,036	JPMorgan Prime Money Market Fund, 1.69%(7)		181,036
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
475,204	Class, 1.71%(7)		475,205
	State Street Institutional Liquid Reserves Fund, Institutional Class,
656,112	1.71	%(7)	656,112
			2,525,438

U.	S. Treasury - 9.5%
U.	S. Treasury Bills

$34,692,000	1.49%, 06/18/2020(8)			34,495,193
1,059,000	1.49%, 04/30/2020(8)			1,055,110
				35,550,303
	Total Short-Term Investments
	(cost $39,588,321)			$39,589,518
	Total Investments
	(cost $362,033,800)	100.8	% $	375,492,210
	Other Assets & Liabilities	(0.8)%		(2,934,790)
	Total Net Assets	100.0	% $	372,557,420

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of this security was $3,706,171, representing 1.0% of net assets.
(4)	Security is a zero-coupon bond.
(5)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(6)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2020
					Value and
		Number		Current	Unrealized
		of		Notional	Appreciation/
Description		Contracts	Expiration Date	Amount	(Depreciation)
Short position contracts:
U.S. Treasury	2-Year Note Future	140	03/31/2020	$30,290,313	$(64,258)
U.S. Treasury	5-Year Note Future	14	03/31/2020	1,684,484	(7,683)
U.S. Treasury 10-Year Note Future		33	03/20/2020	4,344,656	(26,361)
Total					$(98,302)
Total futures contracts					$(98,302)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations: DDCA FHLMC FNMA GNMA LIBOR Municipal Abbreviations: Auth Dev Dist Facs GO PA Rev

Dollars on Deposit in Custody Account Federal Home Loan Mortgage Corp. Federal National Mortgage Association Government National Mortgage Association London Interbank Offered Rate

Authority Development District Facilities General Obligation Port Authority Revenue

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2 Level 3(1)
Assets
Corporate Bonds		$64,426,690	$—	$64,426,690	$—
Municipal Bonds		217,076,222	—	217,076,222	—
U.S. Government Agencies		34,439,249	—	34,439,249	—
U.S. Government Securities		19,960,531	—	19,960,531	—
Short-Term Investments		39,589,518	4,039,215	35,550,303	—
Total		$375,492,210	$4,039,215	$371,452,995	$—
Liabilities
Futures Contracts(2)		$(98,302)	$(98,302)	$—	$—
Total		$(98,302)	$(98,302)	$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders US MidCap Opportunities Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.2%
	Automobiles & Components - 0.7%
175,048	BorgWarner, Inc.	$6,002,396
	Banks - 6.0%
244,528	Commerce Bancshares, Inc.(1)	16,544,764
96,959	First Republic Bank	10,750,814
55,770	M&T Bank Corp.	9,398,360
141,039	TCF Financial Corp.	5,963,129
208,791	Zions Bancorp NA	9,497,903
		52,154,970
	Capital Goods - 8.7%
62,629	Acuity Brands, Inc.	7,382,080
194,292	BWX Technologies, Inc.	12,355,028
195,956	Fortune Brands Home & Security, Inc.	13,464,137
233,067	Hexcel Corp.	17,298,233
79,363	IDEX Corp.	13,003,627
267,803	Pentair plc	11,496,783
		74,999,888
	Commercial & Professional Services - 4.8%
353,182	KAR Auction Services, Inc.	7,423,886
184,968	Stericycle, Inc.*	11,593,794
78,429	Verisk Analytics, Inc.	12,742,359
101,464	Waste Connections, Inc.	9,771,998
		41,532,037
	Consumer Durables & Apparel - 1.8%
119,502	Mohawk Industries, Inc.*	15,736,024
	Consumer Services - 3.3%
254,615	Aramark	11,238,706
569,665	Extended Stay America, Inc.	7,360,072
268,213	ServiceMaster Global Holdings, Inc.*	9,669,079
		28,267,857
	Diversified Financials - 1.2%
118,872	Raymond James Financial, Inc.	10,868,467
	Energy - 1.9%
80,695	Diamondback Energy, Inc.	6,003,708
605,183	Parsley Energy, Inc. Class A	10,070,245
		16,073,953
	Food & Staples Retailing - 1.3%
222,646	Performance Food Group Co.*	11,530,836
	Health Care Equipment & Services - 9.2%
43,812	Cooper Cos., Inc.	15,197,945
238,821	DENTSPLY SIRONA, Inc.	13,373,976
216,271	Encompass Health Corp.	16,659,355
73,229	Masimo Corp.*	12,492,868
81,138	Universal Health Services, Inc. Class B	11,124,831
67,898	West Pharmaceutical Services, Inc.	10,588,693
		79,437,668
	Insurance - 10.3%
141,551	Arthur J Gallagher & Co.	14,518,886
166,517	Assurant, Inc.	21,740,460
351,379	Brown & Brown, Inc.	15,776,917
162,525	Globe Life, Inc.	16,944,856
140,301	Reinsurance Group of America, Inc.	20,210,359
		89,191,478
	Materials - 4.1%
205,022	Ashland Global Holdings, Inc.	15,167,527
126,303	Crown Holdings, Inc.*	9,350,211

Hartford Schroders US MidCap Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

696,863	Graphic Packaging Holding Co.	$10,891,969
		35,409,707
	Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
247,278	Catalent, Inc.*	15,108,686
89,327	PerkinElmer, Inc.	8,260,961
		23,369,647
	Real Estate - 8.4%
67,678	Alexandria Real Estate Equities, Inc. REIT	11,045,050
407,063	Brixmor Property Group, Inc. REIT	8,124,977
294,829	Douglas Emmett, Inc. REIT	12,235,403
148,808	Equity LifeStyle Properties, Inc. REIT	10,825,782
98,312	Lamar Advertising Co., Class A, REIT	9,124,337
59,238	Mid-America Apartment Communities, Inc. REIT	8,128,046
53,421	SBA Communications Corp. REIT	13,331,745
		72,815,340
	Retailing - 3.9%
81,274	Advance Auto Parts, Inc.	10,707,849
425,157	LKQ Corp.*	13,896,257
250,270	Nordstrom, Inc.	9,224,952
		33,829,058
	Semiconductors & Semiconductor Equipment - 3.9%
255,973	Entegris, Inc.	13,249,162
111,398	Microchip Technology, Inc.(1)	10,859,077
411,392	ON Semiconductor Corp.*	9,523,725
		33,631,964
	Software & Services - 12.7%
204,592	Black Knight, Inc.*	13,691,297
92,390	Cadence Design Systems, Inc.*	6,662,243
83,095	Fortinet, Inc.*	9,585,839
251,900	Genpact Ltd.	11,151,613
127,704	Leidos Holdings, Inc.	12,830,421
120,062	PTC, Inc.*	9,979,554
708,404	Sabre Corp.	15,259,022
63,606	Synopsys, Inc.*	9,382,521
433,113	Teradata Corp.*	10,541,970
51,769	VeriSign, Inc.*	10,775,200
		109,859,680
	Technology Hardware & Equipment - 4.1%
131,369	Arrow Electronics, Inc.*	9,976,162
173,491	Ciena Corp.*	7,055,879
237,495	Dolby Laboratories, Inc. Class A	16,467,903
40,700	FLIR Systems, Inc.	2,097,678
		35,597,622
	Transportation - 1.3%
168,528	Alaska Air Group, Inc.	10,885,224
	Utilities - 4.9%
241,723	Alliant Energy Corp.	14,348,677
132,654	Evergy, Inc.	9,572,313
201,362	FirstEnergy Corp.	10,227,176
296,813	NiSource, Inc.	8,699,589
		42,847,755
	Total Common Stocks
	(cost $641,060,911)	$824,041,571
Short-Term Investments - 7.8%
	Other Investment Pools & Funds - 4.5%
	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio,
38,768,702	Institutional Class, 1.43%(2)	38,768,702
	Securities Lending Collateral - 3.3%
1,421,018	Citibank NA DDCA, 1.58%, 2/3/2020(2)	1,421,018

Hartford Schroders US MidCap Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Fidelity Investments Money Market Funds, Government Portfolio,
6,629,788	Institutional Class, 1.50%(2)				$6,629,788
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
5,601,828	Class, 1.72%(2)				5,601,828
2,037,464	JPMorgan Prime Money Market Fund, 1.69%(2)				2,037,464
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
5,348,176	Class, 1.71%(2)				5,348,176
	State Street Institutional Liquid Reserves Fund, Institutional Class,
7,384,189	1.71	%(2)			7,384,189
					28,422,463
	Total Short-Term Investments
	(cost $67,191,165)				$67,191,165
	Total Investments
	(cost $708,252,076)		103.0	% $	891,232,736
	Other Assets and Liabilities		(3.0)%		(26,242,935)
	Total Net Assets		100.0	% $	864,989,801

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: DDCA REIT	Dollars on Deposit in Custody Account Real Estate Investment Trust

Hartford Schroders US MidCap Opportunities Fund

Schedule of Investments January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components		$6,002,396	$6,002,396		$—	$—
Banks		52,154,970	52,154,970		—	—
Capital Goods		74,999,888	74,999,888		—	—
Commercial & Professional Services		41,532,037	41,532,037		—	—
Consumer Durables & Apparel		15,736,024	15,736,024		—	—
Consumer Services		28,267,857	28,267,857		—	—
Diversified Financials		10,868,467	10,868,467		—	—
Energy		16,073,953	16,073,953		—	—
Food & Staples Retailing		11,530,836	11,530,836		—	—
Health Care Equipment & Services		79,437,668	79,437,668		—	—
Insurance		89,191,478	89,191,478		—	—
Materials		35,409,707	35,409,707		—	—
Pharmaceuticals, Biotechnology & Life Sciences		23,369,647	23,369,647		—	—
Real Estate		72,815,340	72,815,340		—	—
Retailing		33,829,058	33,829,058		—	—
Semiconductors & Semiconductor Equipment		33,631,964	33,631,964		—	—
Software & Services		109,859,680	109,859,680		—	—
Technology Hardware & Equipment		35,597,622	35,597,622		—	—
Transportation		10,885,224	10,885,224		—	—
Utilities		42,847,755	42,847,755		—	—
Short-Term Investments		67,191,165	67,191,165		—	—

Total		$891,232,736	$891,232,736		$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 93.6%
	Automobiles & Components - 1.6%
44,487	Gentherm, Inc.*	$2,051,296
36,316	Standard Motor Products, Inc.	1,764,231
		3,815,527
	Banks - 11.2%
31,695	Atlantic Union Bankshares Corp.	1,067,805
89,700	CenterState Bank Corp.	2,023,632
5,445	First Citizens BancShares, Inc. Class A	2,868,535
72,689	First Interstate BancSystem, Inc. Class A	2,798,526
48,579	First Merchants Corp.	1,931,015
118,435	First Midwest Bancorp, Inc.	2,361,594
60,094	Heritage Financial Corp.	1,549,223
34,411	Lakeland Financial Corp.	1,632,458
85,856	OceanFirst Financial Corp.	1,997,011
43,906	TCF Financial Corp.	1,856,346
89,412	United Community Banks, Inc.	2,496,383
28,549	Westamerica Bancorporation	1,808,865
52,828	Western Alliance Bancorp	2,917,690
		27,309,083
	Capital Goods - 12.6%
16,847	Albany International Corp. Class A	1,175,415
24,186	American Woodmark Corp.*	2,651,995
62,743	Apogee Enterprises, Inc.	1,996,482
52,259	Comfort Systems USA, Inc.	2,424,818
28,539	Dycom Industries, Inc.*	1,153,546
41,565	EnPro Industries, Inc.	2,429,059
30,798	ESCO Technologies, Inc.	2,955,376
22,096	Generac Holdings, Inc.*	2,288,925
31,762	Hexcel Corp.	2,357,376
11,218	IDEX Corp.	1,838,069
19,344	MasTec, Inc.*	1,117,116
25,623	Simpson Manufacturing Co., Inc.	2,118,253
139,278	Univar Solutions, Inc.*	3,001,441
22,424	Valmont Industries, Inc.	3,185,553
		30,693,424
	Commercial & Professional Services - 3.1%
74,357	ASGN, Inc.*	5,033,226
120,262	KAR Auction Services, Inc.	2,527,907
		7,561,133
	Consumer Durables & Apparel - 6.0%
55,331	Brunswick Corp.	3,477,553
14,260	Cavco Industries, Inc.*(1)	3,194,525
36,963	Oxford Industries, Inc.	2,565,232
99,514	Skyline Champion Corp.*	2,861,028
65,812	Steven Madden Ltd.	2,537,711
		14,636,049
	Consumer Services - 5.5%
55,641	Cheesecake Factory, Inc.(1)	2,136,614
196,812	Extended Stay America, Inc.	2,542,811
1,955	Graham Holdings Co. Class B	1,073,725
186,517	PlayAGS, Inc.*	1,917,395
132,256	Red Rock Resorts, Inc. Class A	3,241,595
67,923	ServiceMaster Global Holdings, Inc.*	2,448,624
		13,360,764
	Diversified Financials - 2.5%
79,997	Compass Diversified Holdings	1,863,130
98,329	Golub Capital BDC, Inc.	1,810,237
45,439	Houlihan Lokey, Inc.	2,356,012

6,029,379

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Energy - 0.9%
25,337	New Fortress Energy LLC*	$381,322
61,857	ProPetro Holding Corp.*	602,487
96,290	Solaris Oilfield Infrastructure, Inc. Class A(1)	1,110,224
		2,094,033
	Food & Staples Retailing - 1.4%
65,434	Performance Food Group Co.*	3,388,827
	Food, Beverage & Tobacco - 2.2%
125,403	Cott Corp.	1,917,412
93,852	Darling Ingredients, Inc.*	2,546,205
35,489	Hain Celestial Group, Inc.*	859,188
		5,322,805
	Health Care Equipment & Services - 3.0%
90,202	Envista Holdings Corp.	2,669,077
10,479	Masimo Corp.*	1,787,717
196,091	Sientra, Inc.*	1,188,312
17,701	Teladoc Health, Inc.*(1)	1,800,369
		7,445,475
	Insurance - 6.0%
31,567	AMERISAFE, Inc.	2,159,814
58,837	Axis Capital Holdings Ltd.	3,780,277
65,288	Brown & Brown, Inc.	2,931,431
37,120	James River Group Holdings Ltd.	1,593,933
34,788	Palomar Holdings, Inc.*	1,859,419
16,111	Reinsurance Group of America, Inc.	2,320,790
		14,645,664
	Materials - 6.0%
91,817	Ardagh Group S.A.	1,751,868
41,915	Ashland Global Holdings, Inc.	3,100,872
20,206	Compass Minerals International, Inc.	1,169,725
169,966	Graphic Packaging Holding Co.	2,656,569
75,039	Pretium Resources, Inc.*(1)	817,175
31,974	Sensient Technologies Corp.	1,910,447
158,118	Valvoline, Inc.	3,333,127
		14,739,783
	Media & Entertainment - 1.7%
62,159	Cineplex, Inc.(1)	1,586,149
39,311	John Wiley & Sons, Inc. Class A	1,714,746
339,324	MDC Partners, Inc. Class A*	770,265
		4,071,160
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
36,232	Aerie Pharmaceuticals, Inc.*	742,031
11,753	Bio-Techne Corp.	2,467,777
53,787	Catalent, Inc.*	3,286,386
92,440	Evolus, Inc.*(1)	945,661
53,849	Flexion Therapeutics, Inc.*(1)	943,434
32,378	Intra-Cellular Therapies, Inc.*	734,657
36,976	Pacira BioSciences, Inc.*	1,598,103
20,589	Repligen Corp.*	2,066,930
42,582	Syneos Health, Inc.*	2,612,832
		15,397,811
	Real Estate - 4.7%
112,192	Columbia Property Trust, Inc. REIT	2,367,251
56,370	Douglas Emmett, Inc. REIT	2,339,355
25,891	Equity LifeStyle Properties, Inc. REIT	1,883,570
110,935	Kennedy-Wilson Holdings, Inc.	2,391,759
43,320	Terreno Realty Corp. REIT	2,480,503
		11,462,438
	Retailing - 2.0%
14,767	Asbury Automotive Group, Inc.*	1,424,277

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

89,616	Caleres, Inc.	$1,572,761
182,859	Hudson Ltd. Class A*	2,005,963
		5,003,001
	Semiconductors & Semiconductor Equipment - 3.6%
66,183	Entegris, Inc.	3,425,632
51,150	MACOM Technology Solutions Holdings, Inc.*	1,453,683
108,206	ON Semiconductor Corp.*	2,504,969
28,848	Semtech Corp.*	1,390,185
		8,774,469
	Software & Services - 6.2%
33,974	CoreLogic, Inc.	1,579,791
27,593	CSG Systems International, Inc.	1,374,683
5,905	EPAM Systems, Inc.*	1,347,167
42,420	LiveRamp Holdings, Inc.*	1,706,981
33,605	Perficient, Inc.*	1,670,168
26,423	PTC, Inc.*	2,196,280
26,741	Science Applications International Corp.	2,347,057
40,810	WNS Holdings Ltd. ADR*	2,912,202
		15,134,329
	Technology Hardware & Equipment - 3.6%
46,263	Ciena Corp.*	1,881,516
220,684	Extreme Networks, Inc.*	1,302,036
25,202	Lumentum Holdings, Inc.*	1,909,555
19,404	Novanta, Inc.*	1,760,525
70,922	Plantronics, Inc.	2,036,880
		8,890,512
	Transportation - 0.6%
37,481	Spirit Airlines, Inc.*	1,539,345
	Utilities - 2.9%
30,423	Avista Corp.	1,547,009
14,659	Chesapeake Utilities Corp.	1,410,342
25,947	IDACORP, Inc.	2,910,994
16,776	SJW Group	1,230,520
		7,098,865
	Total Common Stocks
	(cost $186,446,544)	$228,413,876
Short-Term Investments - 9.7%
	Other Investment Pools & Funds - 6.4%
	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio,
15,581,377	Institutional Class, 1.43%(2)	15,581,377
	Securities Lending Collateral - 3.3%
412,378	Citibank NA DDCA, 1.58%, 2/3/2020(2)	412,378
	Fidelity Investments Money Market Funds, Government Portfolio,
1,923,957	Institutional Class, 1.50%(2)	1,923,957
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
1,625,644	Class, 1.72%(2)	1,625,644
591,270	JPMorgan Prime Money Market Fund, 1.69%(2)	591,270
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
1,552,035	Class, 1.71%(2)	1,552,035
	State Street Institutional Liquid Reserves Fund, Institutional Class,
2,142,884	1.71%(2)	2,142,884
		8,248,168
	Total Short-Term Investments
	(cost $23,829,545)	$23,829,545

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

Total Investments
(cost $210,276,089)	103.3	% $	252,243,421
Other Assets and Liabilities	(3.3)%		(8,137,245)
Total Net Assets	100.0	% $	244,106,176

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: ADR DDCA REIT	American Depositary Receipt Dollars on Deposit in Custody Account Real Estate Investment Trust

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued) January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components		$3,815,527	$3,815,527		$—	$—
Banks		27,309,083	27,309,083		—	—
Capital Goods		30,693,424	30,693,424		—	—
Commercial & Professional Services		7,561,133	7,561,133		—	—
Consumer Durables & Apparel		14,636,049	14,636,049		—	—
Consumer Services		13,360,764	13,360,764		—	—
Diversified Financials		6,029,379	6,029,379		—	—
Energy		2,094,033	2,094,033		—	—
Food & Staples Retailing		3,388,827	3,388,827		—	—
Food, Beverage & Tobacco		5,322,805	5,322,805		—	—
Health Care Equipment & Services		7,445,475	7,445,475		—	—
Insurance		14,645,664	14,645,664		—	—
Materials		14,739,783	14,739,783		—	—
Media & Entertainment		4,071,160	4,071,160		—	—
Pharmaceuticals, Biotechnology & Life Sciences		15,397,811	15,397,811		—	—
Real Estate		11,462,438	11,462,438		—	—
Retailing		5,003,001	5,003,001		—	—
Semiconductors & Semiconductor Equipment		8,774,469	8,774,469		—	—
Software & Services		15,134,329	15,134,329		—	—
Technology Hardware & Equipment		8,890,512	8,890,512		—	—
Transportation		1,539,345	1,539,345		—	—
Utilities		7,098,865	7,098,865		—	—
Short-Term Investments		23,829,545	23,829,545		—	—

Total		$252,243,421	$252,243,421		$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The Hartford Mutual Funds II, Inc. (the "Company")
Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund's other significant accounting policies, please refer to the Fund's most Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of January 31, 2020.

		Investment
		Securities on	Collateral
		Loan, at market	Posted by		Net
Fund	value	(1)	Borrower		Amount (2)
The Hartford Growth Opportunities Fund		$94,416,629	$(94,416,629)		—
The Hartford Small Cap Growth Fund		18,424,751	(18,424,751)		—
Hartford Schroders Emerging Markets Equity
Fund		2,161,684	(2,161,684	) $	—
Hartford Schroders Emerging Markets Multi-
Sector Bond Fund		2,548,044	(2,548,044)		—

Hartford Schroders International Multi-Cap
Value Fund	29,122,034	(29,122,034)	—
Hartford Schroders International Stock Fund	1,889,853	(1,889,853)	—
Hartford Schroders Tax-Aware Bond Fund	2,453,307	(2,453,307)	—
Hartford Schroders US MidCap Opportunities
Fund	27,046,699	(27,046,699)	—
Hartford Schroders US Small Cap
Opportunities Fund	8,172,211	(8,172,211)	—

(1) It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
The Hartford Growth Opportunities Fund	$97,654,092	$1,676,411
The Hartford Small Cap Growth Fund	15,391,388	4,032,517
Hartford Schroders Emerging Markets Equity
Fund	2,307,985	—
Hartford Schroders Emerging Markets Multi-
Sector Bond Fund	2,635,486	—
Hartford Schroders International Multi-Cap
Value Fund	18,969,766	12,414,761
Hartford Schroders International Stock Fund	1,972,483	—
Hartford Schroders Tax-Aware Bond Fund	2,525,438	—
Hartford Schroders US MidCap
Opportunities Fund	28,422,463	—
Hartford Schroders US Small Cap
Opportunities Fund	8,248,168	264,783

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2020.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

The Hartford Growth Opportunities	Overnight and		Between
Fund	Continuous	<30 days	30		& 90 days	>90 days		Total
Securities Lending Transactions(1)
Common Stocks	$97,654,092	$	— $	—			$—	$97,654,092
Total Borrowings	$97,654,092	$ —	$—			$ —		$97,654,092
Gross amount of recognized liabilities for securities lending transactions								$97,654,092

	Overnight and		Between
The Hartford Small Cap Growth Fund	Continuous	<30 days	30		& 90 days	>90 days		Total
Securities Lending Transactions(1)
Common Stocks	$15,391,388	$	— $	—			$—	$15,391,388
Total Borrowings	$15,391,388	$ —	$—			$ —		$15,391,388
Gross amount of recognized liabilities for securities lending transactions								$15,391,388

Hartford Schroders Emerging	Overnight and		Between
Markets Equity Fund	Continuous	<30 days	30		& 90 days	>90 days		Total
Securities Lending Transactions(1)
Common Stocks	$2,307,985	$	— $	—			$—	$2,307,985

Total Borrowings	$2,307,985	$ —	$—			$ —		$2,307,985
Gross amount of recognized liabilities for securities lending transactions								$2,307,985

Hartford Schroders Emerging	Overnight and		Between
Markets Multi-Sector Bond Fund	Continuous	<30 days	30		& 90 days	>90 days		Total
Securities Lending Transactions(1)
Corporate Bonds	$2,521,506	$	— $	—			$—	$2,521,506
Foreign Government Obligations	113,980		—	—			—	113,980
Total Borrowings	$2,635,486	$ —	$—			$ —		$2,635,486
Gross amount of recognized liabilities for securities lending transactions								$2,635,486

Hartford Schroders International	Overnight and		Between
Multi-Cap Value Fund	Continuous	<30 days	30		& 90 days	>90 days		Total
Securities Lending Transactions(1)
Common Stocks	$18,969,766	$	— $	—			$—	$18,969,766
Total Borrowings	$18,969,766	$ —	$—			$ —		$18,969,766
Gross amount of recognized liabilities for securities lending transactions								$18,969,766

Hartford Schroders International	Overnight and		Between
Stock Fund	Continuous	<30 days	30		& 90 days	>90 days		Total
Securities Lending Transactions(1)
Common Stocks	$1,972,483	$	— $	—			$—	$1,972,483
Total Borrowings	$1,972,483	$ —	$—			$ —		$1,972,483
Gross amount of recognized liabilities for securities lending transactions								$1,972,483
Hartford Schroders Securitized	Overnight and		Between
Income Fund	Continuous	<30 days	30		& 90 days	>90 days		Total
Reverse Repurchase Agreements
Asset & Mortgage Backed Securities	$20,770,492	$	— $	—			$—	$20,770,492
Total Borrowings	$20,770,492	$ —	$—			$ —		$20,770,492
Gross amount of recognized liabilities for reverse repurchase agreements								$20,770,492
Hartford Schroders Tax-Aware Bond	Overnight and		Between
Fund	Continuous	<30 days	30		& 90 days	>90 days		Total
Securities Lending Transactions(1)
Corporate Bonds	$2,525,438	$	— $	—			$—	$2,525,438
Total Borrowings	$2,525,438	$ —	$—			$ —		$2,525,438
Gross amount of recognized liabilities for securities lending transactions								$2,525,438
Hartford Schroders US MidCap	Overnight and		Between
Opportunities Fund	Continuous	<30 days	30		& 90 days	>90 days		Total
Securities Lending Transactions(1)
Common Stocks	$28,422,463	$	— $	—			$—	$28,422,463
Total Borrowings	$28,422,463	$ —	$—			$ —		$28,422,463
Gross amount of recognized liabilities for securities lending transactions								$28,422,463

Hartford Schroders US Small Cap	Overnight and		Between
Opportunities Fund	Continuous	<30 days	30		& 90 days	>90 days		Total
Securities Lending Transactions(1)
Common Stocks	$8,248,168	$	— $	—			$—	$8,248,168
Total Borrowings	$8,248,168	$ —	$—			$ —		$8,248,168
Gross amount of recognized liabilities for securities lending transactions								$8,248,168

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand.